[LOGO OMITTED]
                                                                         SCUDDER
                                                                     INVESTMENTS

Scudder VIT Small Cap Index Fund

On April 30, 2002, the Fund's name changed from Deutsche VIT Small Cap Index Fund to Scudder VIT Small Cap Index Fund.

                                                      Class A and B Shares

                                                      SEMIANNUAL REPORT
                                                      June 30, 2002

Scudder VIT Small Cap Index Fund
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TABLE OF CONTENTS

              LETTER TO SHAREHOLDERS ................................  3
              PERFORMANCE COMPARISON ................................  6

              SMALL CAP INDEX FUND
                 Schedule of Investments ............................  7
                 Statement of Assets and Liabilities ................ 26
                 Statement of Operations ............................ 27
                 Statements of Changes in Net Assets ................ 28
                 Financial Highlights ............................... 29
                 Notes to Financial Highlights ...................... 31


                         -----------------------------
                 The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank AG. The Fund is subject to investment risks, including possible loss of principal amount invested.
                         -----------------------------

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Scudder VIT Small Cap Index Fund
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LETTER TO SHAREHOLDERS


We are pleased to present you with this semi-annual report for Small Cap Index Fund (the 'Fund'), providing detailed reviews of the markets, the Fund, and our outlook. Included are complete financial summaries of the Fund's operations and listings of the Fund's holdings.

MARKET ACTIVITY
CONTINUING THE TREND BEGUN IN 1999, THE SMALL-CAP EQUITY MARKET OUTPERFORMED ITS LARGE-CAP BRETHREN FOR THE SIX MONTHS ENDED JUNE 30, 2002. WITH A SIX-MONTH RETURN OF -4.70%, THE RUSSELL 2000 INDEX 1 DRAMATICALLY OUTPACED THE S&P 500 INDEX2 RETURN OF -13.16%. INVESTORS CONTINUED TO SEEK THE LOWER VALUATIONS OF SMALL-CAP STOCKS.
o Over the course of the semi-annual period, the small-cap equity market, like the broader equity markets, saw divergent performance between the first and second quarters.
o During the first quarter, the Russell 2000 Index rose 3.98%, as small-cap equities continued the momentum of the fourth quarter of 2001.
o Equities declined soon after the beginning of the first quarter with the decline continuing through mid-February. A rally then started, as the prospects for renewed economic growth rose. Equities responded favorably to statistics that showed the US economy growing at a 1.7% rate during the fourth quarter of 2001 fueled by consumer and government spending.
o The equity rally lasted into March before faltering during the last two weeks of the first quarter. In the aftermath of the Enron collapse, a credit crunch impacted many companies associated with aggressive accounting practices, including some of the Information Technology and Telecommunications leaders of the late 1990s.
o During the second quarter, the Russell 2000 Index was down 8.35%, as equities generally declined to levels not seen since lows reached last September after the terrorist attacks on the US.
o The second quarter decline continued almost unabated with only a slight bounce in early May. Equity markets were severely impacted by the growing scandal over corporate accounting practices and continuing credit concerns. Ongoing threats of terrorism, geopolitical instability and questions about the reliability of corporate earnings reports also hung over the markets. With first quarter 2002 US Gross Domestic Product (GDP) growth revised up to 6.1%, expectations for a 'double-dip' recession abated, yet investors shrugged off the improving economic climate and concentrated on the almost-daily doses of negative headlines.
o Within the small-cap sector, value-oriented stocks significantly outperformed growth-oriented stocks for the year, as measured by the Russell 2000 Growth Index3 vs. the Russell 2000 Value Index.4

SECTOR PERFORMANCE WITHIN THE RUSSELL 2000 INDEX WAS MIXED FOR THE SEMI-ANNUAL PERIOD.
o The annual reconstitution of the Russell 2000 Index came at the end of June 2002, with this year's changes far less dramatic than last year's both in terms of capitalization-weighted turnover and in number of stocks involved.
o The Financial Services and Consumer Discretionary sectors had the most significant decline in weight. Still, the Financial Services sector continued to be the largest weight within the Russell 2000 Index, accounting at June 30, 2002 for 21.3% of the Index's market capitalization after the reconstitution. The Information Technology and Health Care sectors gained in their Index weightings. There was a trend away from 'New Economy' stocks. There was also a decline in importance of Initial Public Offerings (IPOs) to the new Index constitution.
o For the semi-annual period, Financial Services, Materials and Processing and Autos and Transportation led the Russell 2000 Index sector performance based on total returns alone, while Information Technology, Health Care and Integrated Oils produced the worst absolute performance.

--------------------------------------------------------------------------------
1 'Russell 2000(R)' is a trademark of the Frank Russell Company and has been licensed for use by the Fund's investment advisor. The Russell 2000(R) Index is an unmanaged index that tracks the common stock price movement of the 2,000 smallest companies of the Russell 3000(R) Index, which measures the performance of the 3,000 largest US companies based on market capitalization.
2 S&P 500 Index is an unmanaged index that measures the performance of 500 large
  US companies.
3 The Russell 2000 Growth Index is an unmanaged index that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.
4 The Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

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Scudder VIT Small Cap Index Fund
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LETTER TO SHAREHOLDERS

o Financial Services, Materials and Processing and Consumer Discretionary had the greatest positive impact on the Russell 2000 Index performance for the six months. Information Technology, Health Care and Utilities had the most negative impact for the period.

MANAGER OUTLOOK
As an index fund, seeking to replicate as closely as possible (before deduction of expenses) the broad diversification and returns of the Russell 2000 Index, we neither evaluate short-term fluctuations in the Fund's performance nor manage according to a given outlook for the equity markets or the economy in general. Still, we will continue monitoring economic conditions and how they affect the financial markets, as we seek to closely track the performance of the small-cap stock market.

We believe the US economic recovery is still on track, despite some moderation in activity this spring. Overall, the economy has actually snapped back more quickly and vigorously than was anticipated late last year. But the recovery so far has been driven primarily by inventories. Ultimately, final demands will need to accelerate to sustain the expansion. That, in turn, will hinge most crucially on a revival in business investment and a firming of labor market conditions. We expect investment spending to rebound, as firms gradually use reviving profits to replenish capital stocks and take

 SECTOR ALLOCATION
 As of June 30, 2002
 (percentages are based on market value of total investments in the Fund)

Financial Services ...........................  21.66%
Consumer Discretionary .......................  18.38
Technology ...................................  13.33
Health Care ..................................  12.14
Materials and Processing .....................   9.43
Producer Durables ............................   8.96
Utilities ....................................   4.92
Other Energy .................................   3.94
Autos and Transportation .....................   3.85
Consumer Staples .............................   2.72
Other ........................................   0.65
Integrated Oils ..............................   0.02
                                               ------
                                               100.00%
                                               ======

INVESTMENT REVIEW

                                                                       CUMULATIVE                   AVERAGE ANNUAL
                                                                    TOTAL RETURNS                    TOTAL RETURNS
   Periods Ended                       6 Months     1 Year   3 Years        Since   1 Year    3 Years        Since
   June 30, 2002                                                      Inception 2                      Inception 2
---------------------------------------------------------------------------------------------------------------------------
 Scudder VIT Small Cap Index Fund 1
   Class A Shares                        (4.85)%     (8.73)%    3.92%     15.23%    (8.73)%     1.29%      2.96%
   Class B Shares                          n/a         n/a       n/a      (9.08)%     n/a        n/a        n/a
---------------------------------------------------------------------------------------------------------------------------
 Russell 2000 Index 3                    (4.70)%     (8.60)%    5.09%     14.05%    (8.60)%     1.67%      2.75%
---------------------------------------------------------------------------------------------------------------------------
 Lipper Small Cap Core
   Funds Average 4                       (3.42)%     (3.98)%   28.00%     31.46%    (3.98)%     7.88%      5.56%
---------------------------------------------------------------------------------------------------------------------------

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1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN
  SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions. Earnings from variable annuity investments compound tax free until withdrawal, so no adjustments are made for income taxes. Performance figures for the classes differ because each class maintains a distinct sales charge and expense structure. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived. There is no guarantee that the Fund will be able to mirror the Russell 2000 Index closely enough to track its performance. Investments in small companies generally carry greater risk than is associated with large companies, such as narrower markets, limited financial resources and less liquid stock.
2 The Fund's inception dates are: Class A Shares: August 22, 1997, Class
  B Shares: April 30, 2002. Benchmark returns are for comparative purposes relative to Class A Shares and are for the periods beginning August 22, 1997 for the Russell 2000 Index and August 31, 1997 for the Lipper Small Core Funds Average.
3 'Russell 2000(R)' is a trademark of the Frank Russell Company and has been licensed for use by the Fund's investment advisor. The Russell 2000(R) Index is an unmanaged index that tracks the common stock price movement of the 2,000 smallest companies in the Russell 3000(R) Index, which measures the performance of the 3,000 largest US companies based on total market capitalization. Benchmark returns do not reflect expenses that have been deducted from the Fund's return. A direct investment in an index is not possible.
4 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated. These figures do not reflect sales charges.

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Scudder VIT Small Cap Index Fund
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LETTER TO SHAREHOLDERS

advantage of opportunities for productivity enhancements. The labor market has been improving more slowly, but here, too, we expect a gradual and steady strengthening late this year and into 2003. Overall, we see a solid recovery, with slightly above-trend growth in the second half of 2002 and 2003 and the impetus to growth slowly shifting from inventories to final sales. We believe the Federal Reserve Board is unlikely to begin reversing last year's interest rate cuts until it is more confident in the sustainability of the economic expansion--probably toward the end of 2002. There remain risks to this outlook, as concerns about corporate governance could continue to hamper investor confidence and make firms more hesitant to begin hiring and investing again.

Many argue that the stock market has become detached from reality, ignoring the budding recovery in economic activity and profits. But, in our view, the equity market may actually be returning to reality after a long period of excessive valuations. From 1998 through 2000, growth of reported profits outstripped growth of national income accounts profits by unusual margins. With hindsight, this largely reflected questionable corporate accounting practices that have now been exposed. The equity markets have been purging this excess, essentially striving to return to economic reality. We believe the adjustment may be nearing completion, as forward-looking valuations have become more reasonable. If the economic recovery persists, as we expect, and generates a strong improvement in profits as labor costs remain contained, equity markets should improve.

We believe small-cap stocks' relative outperformance seen over the last several years may continue through 2002, as there are a number of positive factors supporting smaller stocks. For example, while past performance is no guarantee of future results, coming out of recessions, small-cap earnings are usually better than those of large-cap stocks. Better fundamentals are also relevant to the current period, as small-cap equities have seen better relative earnings growth in seven of the last eight quarters.

We appreciate your support of the Fund, and we look forward to serving your investment needs for many years to come.

/S/ James A. Creighton

James A. Creighton
Chief Investment Officer--Global Indexing
SMALL CAP INDEX FUND
June 30, 2002

 TEN LARGEST STOCK HOLDINGS
 As of June 30, 2002
 (percentages are based on total net assets of the Fund)

Crompton Corp. ................................. 0.21%
Service Corp. International .................... 0.20
Carlisle Cos. .................................. 0.20
Commercial Federal Corp. ....................... 0.19
AGL Resources, Inc. ............................ 0.19
Healthcare Realty Trust, Inc. .................. 0.19
J.M. Smucker Co. ............................... 0.19
WGL Holdings, Inc. ............................. 0.19
Scios, Inc. .................................... 0.18
Worthington Industries, Inc. ................... 0.18

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Scudder VIT Small Cap Index Fund
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PERFORMANCE COMPARISON 1

Scudder VIT Small Cap Index Fund--Class A Shares, Russell 2000 Index and Lipper Small Cap Core Funds Average
Growth of a $10,000 Investment (since inception)2

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

              Scudder VIT                           Lipper Small Cap Core
          Small Cap Index      Russell 2000 Index           Funds Average
8/22/97            10,000                  10,000                  10,000
9/30/97            10,870                  10,537                  10,760
10/31/97           10,430                  10,074                  10,355
11/30/97           10,350                  10,009                  10,271
12/31/97           10,510                  10,184                  10,351
1/31/98            10,320                  10,023                  10,202
2/28/98            11,070                  10,764                  10,972
3/31/98            11,510                  11,207                  11,470
4/30/98            11,540                  11,269                  11,545
5/31/98            10,940                  10,661                  10,935
6/30/98            10,960                  10,684                  10,906
7/31/98            10,110                   9,818                  10,182
8/31/98             8,190                   7,912                   8,215
9/30/98             8,830                   8,531                   8,620
10/31/98            9,210                   8,879                   8,985
11/30/98            9,690                   9,345                   9,541
12/31/98           10,281                   9,923                  10,104
1/31/99            10,383                  10,055                  10,074
2/28/99             9,545                   9,240                   9,312
3/31/99             9,678                   9,385                   9,318
4/30/99            10,516                  10,226                  10,032
5/31/99            10,679                  10,375                  10,286
6/30/99            11,088                  10,844                  10,878
7/31/99            10,853                  10,547                  10,774
8/31/99            10,475                  10,156                  10,377
9/30/99            10,444                  10,158                  10,362
10/31/99           10,495                  10,199                  10,435
11/30/99           11,119                  10,808                  11,190
12/31/99           12,354                  12,031                  12,317
1/31/00            12,141                  11,838                  12,084
2/29/00            14,099                  13,792                  13,746
3/31/00            13,184                  12,883                  13,564
4/30/00            12,375                  12,108                  12,749
5/31/00            11,641                  11,402                  12,037
6/30/00            12,641                  12,396                  13,143
7/31/00            12,226                  11,997                  12,718
8/31/00            13,152                  12,912                  13,869
9/30/00            12,769                  12,533                  13,403
10/31/00           12,194                  11,974                  12,942
11/30/00           10,949                  10,744                  11,595
12/31/00           11,875                  11,671                  12,629
1/31/01            12,464                  12,741                  13,344
2/28/01            11,651                  11,905                  12,416
3/31/01            11,073                  11,323                  11,872
4/30/01            11,929                  11,762                  12,868
5/31/01            12,218                  12,051                  13,289
6/30/01            12,625                  12,478                  13,722
7/31/01            11,983                  11,803                  13,418
8/31/01            11,587                  11,421                  12,976
9/30/01            10,025                   9,884                  11,293
10/31/01           10,592                  10,462                  11,835
11/30/01           11,416                  11,272                  12,679
12/31/01           12,122                  11,968                  13,556
1/31/02            11,986                  11,843                  13,738
2/28/02            11,658                  11,519                  13,196
3/31/02            12,585                  12,445                  14,244
4/30/02            12,686                  12,558                  14,314
5/31/02            12,133                  12,000                  13,819
6/30/02            11,523                  11,405                  13,146

                                                   AVERAGE ANNUAL TOTAL RETURNS
   Periods Ended                                   1 Year   3 Years       Since
   June 30, 2002                                                    Inception 2

 Scudder VIT Small Cap Index Fund--
   Class A Shares                                 (8.73)%     1.29%        2.96%
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1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN
  SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions. Earnings from variable annuity investments compound tax free until withdrawal, so no adjustments are made for income taxes. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived.
2 The Fund's inception date is August 22, 1997. Benchmark returns are for the periods beginning August 22, 1997 for the Russell 2000 Index and August 31, 1997 for the Lipper Small Cap Core Funds Average.
3 The Russell 2000(R) Index is an unmanaged index that tracks the common stock price movement of the 2,000 smallest companies in the Russell 3000(R) Index, which measures the performance of the 3,000 largest US companies based on total market capitalization. A direct investment in an index is not possible.
4 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated.

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Scudder VIT Small Cap Index Fund
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SCHEDULE OF INVESTMENTS June 30, 2002 (Unaudited)

     SHARES SECURITY                             VALUE

            COMMON STOCKS--97.35%
      2,200 1-800 Contacts, Inc.2 ......... $   29,683
      4,100 1-800-FLOWERS.COM, Inc.1 ......     45,756
      2,400 3D Systems Corp.1 .............     29,280
      4,700 3TEC Energy Corp.1 ............     81,921
      2,800 4Kids Entertainment, Inc.1,2 ..     57,960
      4,300 7-Eleven, Inc.1 ...............     34,615
      1,100 A.C. Moore Arts & Crafts,
              Inc.1 .......................     52,085
        900 A.M. Castle & Co. .............     11,232
      3,260 A.O. Smith Corp. ..............    101,745
      3,000 aaiPharma, Inc.1,2 ............     67,440
      1,300 Aaon, Inc.1 ...................     24,401
      6,350 AAR Corp. .....................     64,770
      3,900 Aaron Rents, Inc. .............     93,405
        500 ABC Bancorp ...................      7,445
     17,200 Abgenix, Inc.1 ................    168,560
      4,534 ABIOMED, Inc.1 ................     38,444
      7,200 ABM Industries, Inc. ..........    124,992
      3,952 Acacia Research Corp.1 ........     28,059
      2,900 Acadia Realty Trust ...........     23,635
     15,600 Acclaim Entertainment, Inc.1,2      55,068
      5,668 Actel Corp.1 ..................    119,141
      3,300 Action Performance Cos., Inc.1     104,280
     10,800 Active Power, Inc.1 ...........     38,988
      2,700 Actrade Financial
               Technologies Ltd.1,2 .......     28,134
      1,700 Actuant Corp.1 ................     70,125
      8,402 Actuate Corp.1,2 ..............     37,809
      8,631 Acuity Brands, Inc. ...........    157,084
      1,667 ADE Corp.1 ....................     19,087
      5,400 Administaff, Inc.1 ............     54,000
      8,200 Adolor Corp.1 .................     92,332
      5,500 ADTRAN, Inc.1,2 ...............    104,494
     16,022 Advanced Digital Information
               Corp.1 .....................    135,065
      4,106 Advanced Energy Industries 1,2      91,071
      4,050 Advanced Marketing Services1 ..     74,115
      2,600 Advanced Neuromodulation
              Systems, Inc.1 ..............     79,300
     11,910 Advanced Tissue Science, Inc.1      17,150
      6,200 Advanta Corp.--Class B ........     67,766
      3,800 ADVO, Inc.1 ...................    144,666
      1,500 Advisory Board Co.1 ...........     54,360
        700 AEP Industries, Inc.2 .........     24,850
     12,950 Aeroflex, Inc.1 ...............     90,002
      2,300 Aeropostale, Inc.1 ............     62,951
     11,900 Aether Systems, Inc.1,2 .......     35,105
      2,700 AFC Enterprises, Inc.1 ........     84,375
      1,100 Aftermarket Technology Corp.1 .     21,120
     10,200 Agile Software Corp.1 .........     74,154
     14,333 AGL Resources, Inc. ...........    332,526
      1,300 AgriBioTech, Inc.1 ............          5
     10,336 Airborne, Inc. ................    198,451

     SHARES SECURITY                             VALUE

     12,300 Airgas, Inc.1 .................$   212,790
      5,600 AirGate PDC, Inc.1 ............      5,600
     16,300 AirTran Holdings, Inc.1 .......     87,205
     17,100 Akamai Technologies, Inc.1 ....     22,230
      7,400 Aksys Ltd.1,2 .................     51,060
      2,900 Alabama National BanCorp. .....    125,541
     13,100 Alamosa Holdings, Inc.1,2 .....     18,471
      5,200 Alaska Air Group, Inc.1 .......    135,720
      1,500 Alaska Communications
              System Group 1 ..............      7,123
      4,852 Albany International Corp.--
              Class A 1 ...................    130,567
      4,700 Albany Molecular Research,
              Inc.1,2 .....................     99,358
     11,000 Alderwoods Group, Inc.1 .......     83,380
      9,507 Alexander & Baldwin ...........    245,281
        300 Alexander's, Inc.1 ............     23,040
      3,000 Alexandria Real Estate
              Equities, Inc. ..............    148,020
      5,035 Alexion Pharmaceuticals, Inc.1      76,280
     10,000 ALFA Corp. ....................    117,000
      1,000 Alico, Inc. ...................     29,390
     10,200 Align Technology, Inc.1,2 .....     39,984
     11,900 Alkermes, Inc.1 ...............    190,519
      4,100 Allegiant Bancorp, Inc. .......     74,497
      4,900 Allen Telecom, Inc.1,2 ........     21,070
      8,800 Alliance Gaming Corp.1 ........    107,536
      1,700 Alliance Imaging, Inc.1 .......     22,950
      7,719 Alliance Semiconductor Corp.1 .     54,805
      5,900 Allos Therapeutics, Inc.1 .....     53,336
      6,300 Alloy Online, Inc.1,2 .........     90,972
      6,000 Allscripts Healthcare
              Solution, Inc.1,2 ...........     22,440
      6,790 Alpharma, Inc.--Class A .......    115,294
      5,800 AMC Entertainment, Inc.1 ......     82,360
      3,450 AMCOL International Corp. .....     23,632
      7,213 AMCORE Financial, Inc. ........    167,125
      2,700 AMER Co.1 .....................     39,933
     10,500 America First Mortgage
              Investments, Inc. ...........    103,425
      8,144 American Capital Strategies,
              Inc. ........................    223,716
      6,363 American Financial Holdings,
              Inc. ........................    190,381
      3,250 American Healthways, Inc.1,2 ..     57,850
      2,700 American Home Mortgage
              Holdings, Inc. ..............     33,723
      3,360 American Italian Pasta Co.--
              Class A 1 ...................    171,326
      9,800 American Management
              Systems, Inc.1 ..............    187,278
      2,000 American Medical Security
              Group, Inc.1 ................     47,900
      5,400 American Medical Systems
              Holdings, Inc.1,2 ...........    108,324
        300 American National Bankshares,
              Inc. ........................      8,217
      3,200 American Physicians Capital,
              Inc.1 .......................     59,069
      3,000 American States Water Co. .....     79,500
      4,283 American Superconductor Corp.1      23,385
     40,500 American Tower Corp.--
              Class A 1 ...................    139,725
      1,500 American Woodmark Corp. .......     84,195
      1,700 AMERIGROUP Corp.1 .............     46,376
      6,500 AmeriPath, Inc.1 ..............    145,795

See Notes to Financial Statements.
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SCHEDULE OF INVESTMENTS June 30, 2002 (Unaudited)

     SHARES SECURITY                             VALUE

      3,200 Ameristar Casinos, Inc.1 ...... $   92,992
     18,500 Ameritrade Holding Corporation--
              Class A 1 ...................     85,100
        800 Ameron International, Inc. ....     57,800
      7,300 AMETEK, Inc. ..................    271,925
      2,600 Amli Residential Properties
              Trust .......................     67,600
      5,300 AmSurg Corp.--Class A 1,2 .....    139,178
     15,307 Amylin Pharmaceuticals,
              Inc.1,2 .....................    167,459
      8,524 ANADIGICS, Inc.1 ..............     70,238
      1,900 Analogic Corp. ................     93,423
      6,670 Anaren Microwave, Inc.1 .......     57,629
      4,200 Anchor Bancorp Wisconsin, Inc.     101,262
        900 Angelica Corp. ................     15,480
      6,400 Anixter International, Inc.1,2     150,400
      9,590 AnnTaylor Stores Corp.1 .......    243,490
     13,105 AnswerThink Consulting Group,
              Inc.1 .......................     49,668
      4,100 ANSYS, Inc.1 ..................     82,410
      3,000 Anteon International Corp.1 ...     75,840
      8,100 Anthracite Capital, Inc. ......    107,325
      6,400 Antigenics, Inc.2 .............     63,040
      4,800 Anworth Mortgage Asset Corp. ..     67,152
      8,002 APAC Customer Services, Inc. ..     47,212
      3,400 Apex Mortgage Capital, Inc. ...     50,966
      5,635 Aphton Corp.1 .................     42,262
      7,700 Apogee Enterprises, Inc. ......    110,572
     15,100 Applera Corp.--Celera Genomics
               Group 1 ....................    181,200
      5,000 Applica, Inc.1 ................     62,000
      3,400 Applied Films Corp.1 ..........     37,944
      3,300 Applied Industrial Technologies,
              Inc. ........................     64,350
      5,600 Applied Molecular Evolution 1 .     32,368
      8,580 Apria Healthcare Group, Inc.1 .    192,192
      6,400 Arbitron, Inc. ................    199,680
      5,588 Arch Chemicals, Inc. ..........    138,024
      9,700 Arch Coal, Inc. ...............    220,287
      5,000 Arctic Cat, Inc. ..............     86,945
        200 Arden Group Inc.--Class A 1 ...     12,002
      2,508 AremisSoft Corp.1 .............        589
      6,200 Arena Pharmaceuticals, Inc.1,2      52,080
      4,200 Argonaut Group, Inc. ..........     89,964
      5,031 Argosy Gaming Co.1 ............    142,880
      6,600 ARIAD Pharmaceuticals, Inc.1 ..     27,456
     64,500 Ariba, Inc.1 ..................    205,755
      5,089 Arkansas Best Corp.1 ..........    129,668
      5,141 Armor Holdings, Inc.1 .........    131,095
      6,700 ArQule, Inc.1 .................     45,225
      3,400 Array BioPharma, Inc.1 ........     32,776
     17,700 Arris Group, Inc.1 ............     77,862
      2,320 Arrow Financial Corp. .........     78,857
      2,200 Arrow International, Inc. .....     85,910
      9,007 Artesyn Technologies, Inc.1 ...     58,374
      5,900 ArthroCare Corp.1 .............     75,874
      4,700 Artisan Components, Inc.1 .....     42,300

     SHARES SECURITY                             VALUE

     63,200 Ascential Software Corp.1 .....$   176,328
      7,700 AsiaInfo Holdings, Inc.1 ......    102,025
     12,300 Aspect Communications Corp.1 ..     39,360
      9,496 Aspen Technologies, Inc.1 .....     79,197
      2,700 Associated Estates Realty
              Corp. .......................     28,620
      4,460 Astec Industries, Inc.1 .......     71,761
      3,700 AstroPower, Inc.1,2 ...........     72,668
      7,600 Asyst Technologies, Inc.1,2 ...    154,660
      4,300 AtheroGenics, Inc.1 ...........     30,831
      8,754 Atlantic Coast Airlines Holdings,
              Inc.1 .......................    189,962
      6,810 Atlas Air, Inc.1 ..............     25,197
      5,706 ATMI, Inc.1,2 .................    127,643
      9,060 Atmos Energy Corp. ............    212,366
      5,300 Atrix Laboratories, Inc.1,2 ...    117,925
      1,800 Atwood Oceanics, Inc.1 ........     67,500
      5,900 Audiovox Corp.--Class A 1 .....     46,905
      2,700 August Technology Corp.1 ......     26,703
      2,600 Aurora Foods, Inc.1 ...........      3,900
      5,200 Avanex Corp.1 .................     10,088
        700 Avatar Holding, Inc.1 .........     19,628
      5,500 Aviall, Inc.1 .................     77,000
      7,000 Avid Technology, Inc.1 ........     64,820
      5,900 Avigen, Inc.1,2 ...............     55,519
     12,671 Avista Corp. ..................    174,860
     10,576 Avocent Corp.1 ................    168,370
     21,300 Axcelis Technologies, Inc.1 ...    240,690
      5,883 AXT, Inc. .....................     46,946
      7,960 Aztar Corp.1 ..................    165,568
      6,033 Baldor Electric Co.2 ..........    152,032
      2,100 Baldwin & Lyons, Inc.--Class B      47,943
      6,382 Bally Total Fitness Holding
              Corp.1,2 ....................    119,407
        600 BancFirst Corp. ...............     27,834
      2,200 Bandag, Inc.2 .................     62,304
      2,100 Bank Mutual Corp. .............     42,777
      2,312 Bank of Granite Corp. .........     45,523
      6,300 Bank United Financial Corp.--
              Class A 1 ...................    122,157
     11,400 BankAtlantic Bancorp, Inc.--
              Class A .....................    141,360
      2,900 Banner Corp. ..................     71,775
      6,600 Banta Corp. ...................    236,940
      3,200 Barnes Group, Inc. ............     73,280
      3,275 Barra, Inc.1 ..................    121,764
      3,000 Bassett Furniture Industries,
              Inc. ........................     58,497
     17,553 Bay View Capital Corp. ........    112,515
      9,300 BE Aerospace, Inc.1 ...........    122,574
      1,200 Beasley Broadcast Group, Inc.--
              Class A 1 ...................     17,699
      2,498 Beazer Homes USA, Inc.1 .......    199,840
      1,661 bebe stores, Inc.1,2 ..........     33,702
      2,800 Bedford Property Investors ....     75,880
      3,400 BEI Technologies, Inc. ........     38,930
      1,635 Bel Fuse, Inc.--Class B .......     44,227
      5,533 Belden, Inc. ..................    115,308
      5,700 Bell Microproducts, Inc.1 .....     45,885

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2002 (Unaudited)

     SHARES SECURITY                             VALUE

      4,833 Benchmark Stock Electronics,
              Inc.1 .......................$   140,157
        400 Berkshire Hills Bancorp, Inc. .     10,480
      3,200 Berry Petroleum--Class A ......     53,920
     20,977 Beverly Enterprises, Inc.1 ....    159,635
      3,900 Bio-Rad Laboratories, Inc.--
              Class A 1 ...................    177,489
     15,541 Bio-Technology General Corp.1 .     93,401
     10,628 BioMarin Pharmaceutical, Inc.1      55,468
      4,196 Biopure Corp.1,2 ..............     32,099
      3,115 Biosite Diagnostics, Inc.1 ....     87,687
      1,200 BKF Capital Group, Inc. .......     34,200
      4,274 Black Box Corp.1,2 ............    174,080
      5,500 Black Hills Corp. .............    190,355
      1,100 Blair Corp. ...................     28,138
      7,376 Blyth, Inc.1 ..................    230,279
      9,042 Bob Evans Farms, Inc. .........    284,642
      5,800 Boca Resorts, Inc.--Class A 1 .     76,850
     10,700 Bombay Co., Inc.1 .............     48,043
      1,900 Bone Care International, Inc.1       9,939
     12,829 Borland Software Corp. ........    132,139
      1,500 Boston Beer Co., Inc.--
              Class A .....................     23,850
      4,700 Boston Communications Group,
              Inc.1 .......................     37,788
      5,500 Boston Private Financial
              Holdings, Inc.2 .............    136,070
      6,500 Bowne & Co., Inc. .............     95,810
      7,100 Boyd Gaming Corp.1 ............    102,240
      6,503 Boyds Collection Ltd.1 ........     40,904
      6,500 Boykin Lodging Co. ............     71,045
      2,800 Bradley Pharmaceuticals, Inc.1      37,240
      3,500 Brady Corp.--Class A ..........    122,500
      5,000 Brandywine Realty Trust .......    129,500
      4,422 Briggs & Stratton Corp.2 ......    169,539
      2,900 Bright Horizon Family Solutions,
              Inc.1 .......................     96,019
          1 Brightpoint, Inc.1 ............          1
      3,500 Britesmile, Inc.1,2 ...........      8,295
     47,700 Broadwing, Inc.1 ..............    124,020
      3,400 Brookline Bancorp, Inc. .......     86,020
      7,427 Brooks-PRI Automation, Inc.1 ..    189,834
      3,000 Brookstone, Inc.1 .............     53,220
      4,700 Brown Shoe Co., Inc. ..........    132,070
      5,000 Bruker Daltonics, Inc.1 .......     19,750
      4,000 Brush Engineered Materials,
              Inc. ........................     49,600
        200 Bryn Mawr Bank Corp. ..........      8,060
      2,450 BSB Bancorp, Inc. .............     65,366
      4,400 Buca, Inc. ....................     83,820
      4,100 Buckeye Technologies, Inc.1 ...     40,180
      1,100 Buckle, Inc.1 .................     27,115
      4,000 Building Materials Holding
              Corp.1 ......................     57,480
      3,400 Burlington Coat Factory
              Warehouse Corp. .............     72,250
      1,400 Bush Industries, Inc.--
              Class A .....................     16,800
        700 Butler Manufacturing Co. ......     19,215
      5,120 C & D Technologies, Inc. ......     92,262
      8,466 C-COR.net Corp.1 ..............     59,262
     11,910 Cable Design Technologies 1 ...    122,077

     SHARES SECURITY                             VALUE

      5,000 Cabot Microelectronics Corp.1 .$   215,800
      5,900 Cabot Oil & Gas Corp.--
              Class A .....................    134,815
      6,200 CACI International, Inc.--
              Class A 1 ...................    236,778
      1,387 Cadence Design Systems, Inc.1 .     22,354
     10,100 Cadiz Land Co., Inc.1 .........     85,840
      9,446 Cal Dive International, Inc.1 .    207,812
      6,400 Calgon Carbon Corp. ...........     53,760
      3,900 California Pizza Kitchen 1 ....     96,720
      2,800 California Water Services Co. .     70,560
      7,200 Caliper Technologies Corp.1 ...     60,120
      4,703 Cambrex Corp. .................    188,590
      1,000 Camden National Corp. .........     27,850
      3,500 Caminus Corp.1 ................     20,405
      6,400 Capital Automotive REIT .......    152,704
      1,000 Capital City Bank Group, Inc. .     34,530
        800 Capitol Bancorp Ltd. ..........     19,072
      3,251 Capstead Mortgage Corp.2 ......     73,147
      7,461 Caraustar Industries, Inc. ....     93,113
      1,700 Carbo Ceramics, Inc. ..........     62,815
     16,200 Cardiac Science, Inc.1 ........     63,990
      6,879 CardioDynamics International
              Corp.1 ......................     25,590
      7,528 Carlisle Cos., Inc. ...........    338,609
      5,190 Carpenter Technology Corp. ....    149,524
      5,400 Carreker Corp.1 ...............     61,128
      4,100 Cascade Bancorp ...............     73,800
      3,500 Cascade Corp.1 ................     54,250
      2,200 Cascade Natural Gas Corp. .....     45,980
      5,000 Casella Waste Systems, Inc.--
              Class A 1 ...................     60,050
     10,686 Casey's General Stores, Inc. ..    128,659
      6,800 Cash America International,
              Inc. ........................     62,560
      1,800 Catapult Communications Corp.1      39,368
      4,200 Cathay Bancorp, Inc. ..........    171,276
      3,700 Cato Corp.--Class A ...........     82,510
      1,500 CB Bancshares, Inc. ...........     56,835
      5,200 CBL & Associates Properties,
              Inc.2 .......................    210,600
      1,900 CCBT Financial Companies, Inc.      53,979
      2,200 CCC Information Services
              Group, Inc.1 ................     30,800
      3,400 CDI Corp.1 ....................    110,670
      8,400 Cell Genesys, Inc.1,2 .........    115,584
      9,650 Cell Therapeutics, Inc.1,2 ....     52,679
      2,600 CellNet Data Systems, Inc.1 ...         --
      1,800 Centene Corp.1 ................     55,764
      4,851 Centennial Bancorp.1 ..........     38,226
      1,100 Centennial Communications
              Corp.1 ......................      2,684
      1,200 Centex Construction Products,
              Inc. ........................     43,680
      7,600 Centillium Communications,
              Inc.1 .......................     66,272
      1,000 Central Coast Bancorp 1 .......     22,680
      4,200 Central Garden & Pet Co.1 .....     73,626
      3,350 Central Parking Corp. .........     76,547
      2,300 Central Vermont Public
              Service Corp. ...............     41,400
      3,500 Century Aluminum Co. ..........     52,115
     14,728 Century Business Services,
              Inc.1 .......................     47,999

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2002 (Unaudited)

     SHARES SECURITY                             VALUE

      6,800 Cepheid, Inc.1 ................$    37,937
      8,400 Ceres Group, Inc. .............     32,760
      3,561 Cerus Corp.1 ..................    120,647
      3,700 CFS Bancorp, Inc. .............     57,202
      3,300 CH Energy Group, Inc. .........    162,525
     13,800 Champion Enterprises, Inc.1 ...     77,556
      4,000 Championship Auto Racing
              Teams, Inc.1 ................     39,400
      2,400 Charlotte Russe Holding, Inc.1      53,592
     26,900 Charming Shoppes, Inc.1 .......    232,416
      7,900 Charter Municipal Mortgage
              Acceptance Co. ..............    141,252
      2,600 Chase Industries, Inc.1 .......     36,114
      5,400 Chateau Communities, Inc. .....    165,240
      1,500 Chattem, Inc. .................     47,250
      2,800 Checkers Drive-In Restaurants,
              Inc.1 .......................     33,264
      8,600 Checkpoint Systems, Inc.1 .....    100,620
      7,200 Chelsea Property Group, Inc. ..    240,840
      1,700 Chemed Corp. ..................     64,073
      2,500 ChemFirst, Inc. ...............     71,625
      6,009 Chemical Financial Corp. ......    225,398
      3,033 Chesapeake Corp. ..............     79,859
     30,820 Chesapeake Energy Corp.1,2 ....    221,904
      4,200 Chicago Pizza & Brewery, Inc.1      41,916
      2,200 Children's Place 1 ............     58,302
      3,600 Chiles Offshore, Inc.1 ........     87,300
     11,200 Chippac, Inc.1 ................     69,216
      9,100 Chiquita Brands International,
              Inc.1 .......................    162,981
      7,893 Chittenden Corp. ..............    228,739
      6,247 Choice Hotels Corp., Inc.1 ....    125,002
      2,400 Cholestech Corp.1 .............     25,320
     11,800 Chordiant Software, Inc.1 .....     23,010
      5,150 Christopher & Banks Corp.1 ....    217,845
      1,819 Churchill Downs, Inc. .........     73,360
     13,847 CIBER, Inc.1 ..................    100,391
      3,800 CIMA Labs, Inc.1 ..............     91,656
      1,600 CIRCOR International, Inc. ....     27,440
     15,000 Cirrus Logic, Inc.1 ...........    112,350
      3,500 Citizens First Bancorp, Inc. ..     78,715
      4,255 Citizens, Inc.1 ...............     55,230
      5,000 City Holdings Co.1 ............    117,050
      2,674 CityBank Lynwood ..............     85,568
     10,600 CKE Restaurants, Inc.1 ........    120,628
      8,970 Claire's Stores, Inc. .........    205,413
      4,950 Clarcor, Inc. .................    156,667
      5,700 Clarent Corp.1 ................        456
      2,600 Clark/Bardes, Inc.1 ...........     59,384
      2,600 ClearOne Communications, Inc.1      38,298
     10,060 Cleco Corp.2 ..................    220,314
      2,700 Cleveland-Cliffs, Inc.2 .......     74,520
      1,100 Closure Medical Corp.1,2 ......     15,400
      2,900 CNA Surety Corp. ..............     42,195
     33,000 CNET Networks, Inc.1 ..........     65,670

     SHARES SECURITY                             VALUE

      2,800 Coachmen Industries, Inc. .....$    40,600
      1,500 Coastal Bancorp, Inc. .........     47,640
      1,600 Cobalt Corp. ..................     36,480
        800 CoBiz, Inc.2 ..................     13,768
        300 Coca Cola Bottling
              Consolidated ................     12,900
      8,500 Cognex Corp.1 .................    170,425
      1,900 Cognizant Technology
              Solutions Corp.1,2 ..........    102,125
      6,774 Coherent, Inc.1 ...............    202,001
      5,683 Cohu, Inc. ....................     98,202
      5,628 Coinstar, Inc.1 ...............    137,605
      1,000 Coldwater Creek, Inc.1 ........     24,400
      1,700 Cole National Corp.1 ..........     32,300
      6,232 Collins & Aikman Corp.1 .......     56,711
      2,900 Colonial Properties Trust .....    112,955
      4,870 Columbia Banking System, Inc.1      62,872
      8,200 Columbia Laboratories, Inc.1 ..     49,200
      5,500 Comfort Systems USA, Inc.1 ....     27,335
      4,900 Commerce Group, Inc. ..........    193,795
     11,553 Commercial Federal Corp. ......    335,037
      3,300 Commercial Metals Co. .........    154,902
      9,900 Commercial Net Lease Realty ...    158,400
      1,600 Commonwealth Bancorp, Inc.1,2 .     47,472
      2,916 Commonwealth Telephone
              Enterprises, Inc.1 ..........    117,340
     10,800 CommScope, Inc.1 ..............    135,000
      3,000 Community Bank System, Inc. ...     96,750
      1,260 Community Banks, Inc. .........     37,069
     10,541 Community First Bankshares,
              Inc. ........................    275,015
      2,300 Community Trust Bancorp, Inc. .     64,653
      4,093 CompuCredit Corp.1,2 ..........     28,815
      8,300 Computer Network Technology
              Corp.1 ......................     50,879
      1,200 Computer Programs and System,
              Inc.1 .......................     25,836
        400 CompX International, Inc. .....      5,300
      5,024 Comstock Resource, Inc.1 ......     38,182
      3,800 Conceptus, Inc.1 ..............     62,662
      7,500 Concord Camera Corp.1,2 .......     38,257
      4,300 Concord Communications, Inc.1 .     70,864
     16,704 Concurrent Computer Corp.1 ....     77,674
      5,861 CONMED Corp.1 .................    130,876
      3,400 Connecticut Bancshares, Inc. ..    112,880
      1,550 Connecticut Water Service,
              Inc. ........................     47,244
      7,411 Connetics Corp.1 ..............     95,743
      3,600 Consolidated Graphics, Inc.1 ..     68,400
      3,683 Convansys Corp.1 ..............     20,698
      1,500 Convera Corp.1 ................      3,645
      3,100 Cooper Companies, Inc. ........    146,010
      2,300 Coorstek, Inc.1 ...............     71,093
      8,200 Corinthian Colleges, Inc.1,2 ..    277,898
     10,406 Corixa Corp.1 .................     71,281
      7,225 Corn Products International,
              Inc. ........................    224,842
      3,200 Cornell Cos., Inc.1 ...........     37,920
      9,200 Cornerstone Realty Income
              Trust, Inc. .................    103,960
      8,100 Corporate Executive Board 1 ...    277,425

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2002 (Unaudited)

     SHARES SECURITY                             VALUE

      1,700 Corporate Office Properties
              Trust .......................     24,803
      3,000 Correctional Properties Trust .     66,000
      7,193 Corrections Corp. of America 1     124,439
      2,700 Corus Bankshares, Inc.2 .......    123,981
      1,300 Corvel Corp.1 .................     43,546
      4,501 Cost Plus, Inc.1 ..............    137,641
      3,600 CoStar Group, Inc.1 ...........     73,908
        300 Courier Corp. .................     11,988
     13,600 Covance, Inc.1,2 ..............    255,000
      2,100 Covenant Transport, Inc.,
              Class A 1 ...................     44,625
      2,300 CPB, Inc. .....................    105,685
        988 CPI Corp. .....................     19,256
      7,000 Crawford & Co.--Class B2 ......     56,700
     11,900 Cray, Inc.1 ...................     53,193
     13,380 Credence Systems Corp.1,2 .....    237,763
      2,500 Credit Acceptance Corp.1,2 ....     31,425
     16,100 Cree, Inc.1 ...................    213,003
     27,933 Crompton Corp. ................    356,146
      7,000 Cross Country, Inc.1 ..........    264,600
      3,100 Cross Media Marketing Corp.1 ..     29,140
      7,900 Crown American Realty Trust ...     74,260
     49,900 Crown Castle International
              Corp.1 ......................    196,107
     28,100 Crown Cork & Seal Company,
              Inc.1 .......................    192,485
      7,400 Crown Media Holdings, Inc.--
              Class A 1 ...................     58,386
      3,850 CryoLife, Inc.1 ...............     61,831
      6,060 CSK Auto Corp.1 ...............     84,476
        700 CSS Industries, Inc.1 .........     24,850
      4,700 CT Communications, Inc. .......     76,140
      6,390 CTS Corp. .....................     76,936
      3,600 Cubic Corp. ...................     85,320
      6,157 Cubist Pharmaceuticals,
              Inc.1,2 .....................     57,937
      2,300 Culp, Inc.1 ...................     37,053
      4,200 CUNO, Inc.1 ...................    151,956
     11,600 CuraGen Corp.1 ................     63,916
      3,200 Curative Health Services,
              Inc.1 .......................     53,696
      2,200 Curtiss-Wright Corp. ..........    176,000
      5,522 CV Therapeutics, Inc.1 ........    102,820
      5,435 CVB Financial Corp. ...........    123,429
      5,951 Cyberonics, Inc.1 .............     78,071
      8,500 Cytec Industries, Inc.1 .......    267,240
      2,600 D&K Healthcare Resources, Inc.      91,676
      5,200 Daisytek International Corp.1 .     88,192
      3,500 Daktronics, Inc.1 .............     34,440
      3,406 Datascope Corp. ...............     94,142
      3,174 Datastream Systems, Inc.1 .....     22,535
      3,800 Dave & Buster's, Inc.1 ........     46,132
     11,915 DDi Corp.1 ....................     11,903
          1 Dean Foods Co.1 ...............         --
      1,200 Deb Shops, Inc. ...............     40,535
     10,900 Decode Genetics, Inc.1 ........     51,012
      8,000 Del Monte Foods Co.1 ..........     94,400
      9,800 dELiA*s Corp.--Class A 1 ......     49,980
      3,636 Delphi Financial Group, Inc.--
              Class A 1 ...................    157,621

     SHARES SECURITY                             VALUE

      9,568 Delta and Pine Land Co. .......$   192,317
      2,200 Deltagen, Inc.1 ...............      5,390
      1,900 Deltic Timber Corp.1 ..........     65,512
      3,700 Denbury Resources, Inc. .......     38,073
      8,424 Dendrite International,
              Inc.1,2 .....................     81,460
      1,600 Department 56, Inc.1 ..........     26,048
      6,860 Diamond Cluster International,
              Inc.1 .......................     41,023
      1,983 Dianon Systems, Inc.1 .........    105,932
      2,300 Digene Corp.1 .................     27,052
      1,941 Digimarc Corp.1 ...............     20,167
      7,322 Digital Insight Corp.1 ........    120,447
      7,500 Digital River, Inc.1 ..........     68,925
      2,800 Digitas, Inc.1 ................     12,737
      6,413 Dime Community Bancorp, Inc. ..    145,511
      8,700 DiMon, Inc. ...................     60,204
      4,860 Dionex Corp.1 .................    130,199
      6,700 Diversa Corp.1 ................     66,665
     16,500 DMC Stratex Networks, Inc.1 ...     33,165
      4,200 Dobson Communications Corp.--
              Class A 1 ...................      3,612
      3,100 DocuCorp International, Inc.1 .     31,713
      8,300 Documentum, Inc.1 .............     99,600
      5,900 Dollar Thrifty Automotive
              Group, Inc.1 ................    152,810
     26,000 DoubleClick, Inc.1 ............    192,920
      2,540 Dover Downs Gaming &
              Entertainment, Inc. .........     32,512
      3,200 Dover Motorsports, Inc. .......     18,240
     15,200 DQE, Inc.1 ....................    212,800
      7,700 Dress Barn, Inc.1 .............    119,119
      2,500 Drexler Technology Corp.1 .....     54,000
      2,300 Dril-Quip, Inc.1 ..............     57,385
      3,500 Drs Technologies, Inc.1 .......    149,625
      6,000 DSP Group, Inc.1 ..............    117,600
      4,482 Duane Reade, Inc.1 ............    152,612
      2,200 Ducommun, Inc.1 ...............     57,728
      2,361 DuPont Photomasks, Inc.1,2 ....     78,291
      3,982 Dura Automotive Systems, Inc.1      82,626
      4,200 Durect Corp.1 .................     33,600
      2,400 DVI, Inc.1 ....................     46,320
      9,866 Dycom Industries, Inc.1 .......    115,334
      2,000 Dynacq International, Inc.1,2 .     28,180
      2,100 Dynamics Research Corp.1 ......     50,778
     17,000 E.piphany, Inc.1 ..............     74,630
     27,400 EarthLink, Inc.1 ..............    184,128
      8,600 EarthShell Corp.1 .............      9,890
      6,235 East West Bancorp, Inc. .......    215,232
      4,700 EastGroup Properties, Inc. ....    120,320
      6,700 Echelon Corp.1,2 ..............     86,296
      9,306 Eclipsys Corp.1 ...............     61,038
      2,900 EDO Corp.2 ....................     82,650
     12,400 eFunds Corp.1,2 ...............    117,664
      8,829 EGL, Inc.1 ....................    149,740
     12,700 El Paso Electric Co.1 .........    175,895

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2002 (Unaudited)

     SHARES SECURITY                             VALUE

      5,160 Elcor Corp. ...................    141,126
      2,600 Electro Rent Corp.1 ...........     33,774
      7,056 Electro Scientific Industries,
              Inc.1,2 .....................    171,461
      6,319 Electroglas, Inc.1 ............     63,190
      2,300 Electronics Boutique Holdings
              Corp.1 ......................     67,390
     13,500 Electronics for Imaging, Inc.1     214,785
      3,700 Elizabeth Arden, Inc.1 ........     64,750
      3,100 Embarcadero Technologies,
              Inc.1 .......................     19,158
      1,800 Embrex, Inc.1 .................     37,656
      3,100 EMCOR Group, Inc.1,2 ..........    181,970
      7,700 EMCORE Corp.1 .................     46,200
      6,900 Empire District Electric Co. ..    141,450
      3,200 EMS Technologies, Inc.1 .......     66,208
      1,200 Encore Acquisition Co.1 .......     20,700
      2,900 Encore Wire Corp.1 ............     41,267
      6,100 Endo Pharmaceutical
              Holdings, Inc.1 .............     42,700
      3,315 Endocare, Inc.1,2 .............     43,791
      7,600 Energen Corp. .................    209,000
      4,309 Energy Conversion Devices,
              Inc.1 .......................     67,608
      4,100 Energy Partners Ltd.1 .........     38,130
      1,900 Engineered Support Systems,
              Inc.1 .......................     99,370
      1,800 Ennis Business Forms, Inc. ....     23,490
      9,500 Entegris, Inc.1 ...............    138,700
      5,375 Entertainment Properties Trust     132,494
     14,600 Entrust, Inc.1 ................     39,712
      4,494 Enzo Biochem, Inc.1,2 .........     64,399
      9,500 Enzon, Inc.1 ..................    238,640
      1,400 Eon Labs, Inc.1 ...............     24,906
      3,000 Epiq Systems, Inc.1 ...........     51,060
     12,500 Equity Inns, Inc. .............    100,625
        100 Equity One, Inc. ..............      1,400
      1,800 eResearch Technology, Inc.1 ...     45,576
      3,367 ESCO Electronics Corp.1 .......    117,845
      6,300 eSPEED, Inc.--Class A 1 .......     68,733
      9,300 Esperion Therapeutics, Inc.1 ..     50,499
      6,719 ESS Technology, Inc.1,2 .......    117,851
      2,800 Essex Property Trust, Inc. ....    153,160
      4,100 Esterline Technologies Corp.1 .     93,070
      4,100 eUniverse, Inc.1 ..............     25,215
      4,300 Euronet Worldwide, Inc.1 ......     68,757
      3,886 Evergreen Resources, Inc.1,2 ..    165,155
      3,400 Exact Science Corp.1 ..........     54,298
      8,882 Exar Corp.1,2 .................    175,153
      1,635 Excel Technology, Inc.1,2 .....     34,335
     11,900 Exelixis, Inc.1 ...............     89,607
      5,300 The Exploration Co. ...........     35,881
      5,600 ExpressJet Holdings, Inc.1 ....     73,080
     25,000 Extreme Networks, Inc.1 .......    244,250
     12,600 Exult, Inc.1 ..................     81,900
      1,900 F&M Bancorp ...................     67,032
      5,200 F.A.O., Inc.1 .................     41,340
          1 F.N.B. Corp. ..................         --

     SHARES SECURITY                             VALUE

      6,100 F5 Networks, Inc.1,2 ..........$    59,658
      3,683 Factory 2-U Stores, Inc.1 .....     51,010
      4,900 FactSet Research Systems,
              Inc.2 .......................    145,873
      9,783 FalconStor Software, Inc.1,2 ..     41,382
        100 Farmer Bros Co. ...............     36,277
      1,200 Farmers Capital Bank Corp. ....     42,300
      2,116 FBL Financial Group,
              Inc.--Class A ...............     46,869
      2,700 FBR Asset Investment Corp. ....     90,045
      2,300 Federal Agricultural
              Mortgage Corp.--Class C 1,2 .     61,410
      8,998 Federal Realty Investment
              Trust .......................    249,335
     10,730 Federal Signal Corp. ..........    257,520
      5,102 FEI Co.1,2 ....................    125,050
     11,731 FelCor Lodging Trust, Inc. ....    215,264
      7,132 Ferro Corp.2 ..................    215,030
      5,100 Fidelity Bankshares, Inc. .....    112,195
      1,700 Fidelity National Information
              Solutions, Inc.1 ............     40,800
      8,528 FileNet Corp.1,2 ..............    123,656
      3,200 Financial Federal Corp.1,2 ....    105,920
      1,400 Financial Institutions, Inc. ..     53,004
      5,200 Finish Line, Inc.--Class A 1 ..     93,184
      6,000 First BanCorp./Puerto Rico ....    226,200
      1,700 First Bancorp/North Carolina ..     46,767
      1,400 First Busey Corp. .............     31,430
      8,600 First Charter Corp. ...........    155,488
      1,200 First Citizens BancShares, Inc.--
              Class A .....................    132,708
     11,480 First Commonwealth Financial
              Corp. .......................    154,865
      1,590 First Community Bancshares,
              Inc. ........................     53,519
      5,600 First Consulting Group, Inc.1 .     48,160
      2,300 First Essex Bancorp, Inc. .....     78,660
      3,200 First Federal Capital Corp.1 ..     70,720
      7,042 First Financial Bancorp .......    137,812
      2,012 First Financial Bankshares,
              Inc. ........................     84,180
      1,205 First Financial Corp.,
              Indiana 1 ...................     61,961
      4,200 First Financial Holdings ......    135,030
      4,600 First Horizon Pharmaceutical
              Corp.1 ......................     95,174
      2,200 First Indiana Corp. ...........     47,894
      2,112 First Merchants Corp. .........     63,358
        300 FNB Corp. .....................      9,138
        700 First National Corp. ..........     21,140
      3,000 First Niagara Financial Group,
              Inc. ........................     83,280
      3,900 First Place Financial Corp.1 ..     77,649
      3,300 First Republic Bank 1 .........     90,750
      5,082 First Sentinel Bancorp, Inc. ..     69,928
      2,281 First Source Corp. ............     56,386
      1,900 First State Bancorporation ....     49,400
      3,800 FirstFed Financial Corp. ......    110,200
        700 Fisher Communications, Inc. ...     41,104
      3,925 Flagstar Bancorp, Inc. ........     90,667
     10,077 Fleetwood Enterprises, Inc. ...     87,670

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2002 (Unaudited)

     SHARES SECURITY                             VALUE

      8,554 Fleming Cos., Inc.2 ...........    155,255
      3,200 Flir Systems, Inc.1 ...........    134,304
      4,600 Florida East Coast Industries, Inc.--
              Class A2 ....................    116,380
      4,650 Florida Rock Industries, Inc. .    166,516
      3,200 Flow International Corp.1 .....     21,565
      5,050 Flowers Foods, Inc.1 ..........    130,542
      3,600 Flushing Financial Corp. ......     73,764
      5,700 FMC Corp.1 ....................    171,969
      6,400 Foamex International Inc. .....     71,104
        645 Focal Communications Corp.
              Warrant1,2 ..................         --
      4,200 Footstar, Inc.1 ...............    102,774
      4,100 Forrester Research, Inc.1,2 ...     79,536
      3,325 Forward Air Corp.1 ............    108,993
      5,391 Fossil, Inc.1,2 ...............    110,839
     21,600 Foundry Networks, Inc.1 .......    151,848
          1 Fourthstage Technologies,
              Inc.1 .......................         --
      3,300 FPIC Insurance Group, Inc.1 ...     49,665
      1,600 Franklin Electric Co., Inc. ...     75,312
      4,512 Freds, Inc.--Class A ..........    165,951
      8,200 FreeMarkets, Inc.1,2 ..........    115,866
     16,148 Fremont General Corp.1,2 ......     67,499
      5,000 Friedman's Inc., Class A ......     64,995
      4,900 Friedman, Billings Ramsey
              Group, Inc.1 ................     62,377
      7,129 Frontier Airlines, Inc.1 ......     57,959
      3,800 Frontier Financial Corp. ......    111,530
      5,209 Frontier Oil Corp. ............     91,678
      7,941 FSI International, Inc.1 ......     59,319
        286 FTD, Inc.--Class A 1 ..........      3,681
      3,800 FTI Consulting, Inc.1,2 .......    133,038
      9,200 FuelCell Energy, Inc.1,2 ......     94,668
      5,072 G & K Services, Inc.--
              Class A .....................    173,665
      2,000 Gabelli Asset Mgmt., Inc.--
              Class A 1 ...................     73,000
      6,820 Gables Residential Trust ......    217,763
      2,200 Gaiam, Inc.1 ..................     32,208
      3,000 Galyan's Trading Co.1 .........     68,490
        600 Garan, Inc. ...................     34,710
      2,950 Gardner Denver Machinery,
              Inc.1 .......................     59,000
      1,000 Gart Sports Co.1 ..............     28,490
     17,485 Gartner Group, Inc.--Class A 1     176,598
      4,300 Gaylord Entertainment, Inc.1 ..     94,815
      2,640 GBC Bancorp ...................     76,428
      7,700 GenCorp, Inc.2 ................    110,110
      7,000 Gene Logic, Inc.1 .............     98,000
      1,900 Genencor International,
              Inc.1,2 .....................     18,601
      6,450 General Cable Corp. ...........     40,635
     11,300 General Communication--
              Class A 1 ...................     75,371
      4,300 Genesco, Inc.1 ................    104,705
      3,500 Genesee & Wyoming, Inc.--
              Class A 1 ...................     78,960
      7,200 Genesis Health Ventures, Inc.1     144,648
      8,200 Genesis Microchip, Inc.1 ......     68,388
      3,300 Genlyte Group 1 ...............    134,079
      7,900 Genta, Inc.1,2 ................     65,491

     SHARES SECURITY                             VALUE

      5,100 Gentiva Health Services, Inc. .$    45,849
      7,400 Genzyme Corporation--Genzyme
              Biosurgery Division 1 .......     33,522
      5,647 Georgia Gulf Corp. ............    149,307
      1,330 German American Bancorp .......     24,605
      7,800 Geron Corp.1,2 ................     35,724
      5,300 Getty Realty Corp. ............    107,325
      2,200 Gibraltar Steel Corp. .........     48,818
      3,000 Glacier Bancorp, Inc. .........     73,500
      3,000 Gladstone Capital Corp.5 ......     54,150
      2,500 Glatfelter ....................     47,000
      5,051 Glenborough Realty Trust, Inc.     119,709
      5,000 Glimcher Realty Trust .........     92,500
      2,500 Global Imaging Systems,
              Inc.1,2 .....................     47,475
     17,700 Global Industries Ltd.1 .......    123,723
      7,100 Global Power Equipment
              Group, Inc.1 ................     70,290
     28,864 GlobespanVirata, Inc.1 ........    111,704
      8,700 Gold Bancorp, Inc. ............     95,430
      2,061 Golden Telcom, Inc.1 ..........     36,274
      4,900 Goody's Family Clothing, Inc.1      56,497
      1,400 Gorman-Rupp Co. ...............     44,100
     12,098 Graftech International Ltd.1 ..    148,805
      8,350 Granite Construction, Inc. ....    211,255
      2,000 Granite State Bankshares, Inc.      65,620
      4,700 Graphic Packaging International
              Corp.1 ......................     43,475
      1,500 Gray Communications Systems,
              Inc. ........................     27,150
      1,000 Great American Financial
              Resources, Inc. .............     19,300
      4,868 Great Atlantic & Pacific
              Tea Co. .....................     90,983
      7,800 Great Lakes Chemical Corp. ....    206,622
      4,900 Great Lakes REIT, Inc. ........     93,002
      1,100 Great Southern Bancorp, Inc.2 .     43,780
      1,500 Green Mountain Coffee, Inc.1 ..     31,815
        150 Grey Global Group .............    103,501
     34,800 Grey Wolf, Inc.1 ..............    142,332
      3,700 Grief Bros Corp.--Class A .....    123,436
      6,570 Griffon Corp.1 ................    118,917
      4,000 Group 1 Automotive, Inc.1 .....    152,600
      3,300 GSI Commerce, Inc.1 ...........     24,585
      1,300 Guess, Inc.1 ..................      9,360
      7,400 Guilford Pharmaceuticals,
              Inc.1 .......................     55,796
      4,100 Guitar Center, Inc.1 ..........     76,055
      2,700 Gulf Island Fabrication .......     49,518
      2,000 GulfMark Offshore, Inc.1 ......     82,820
      5,500 Gymboree Corp.1 ...............     88,110
      7,348 H.B. Fuller Co. ...............    215,223
      3,900 Haemonetics Corp.1 ............    113,880
      6,382 Hain Celestial Group, Inc.1 ...    118,067
      4,300 Hancock Fabrics, Inc.2 ........     79,894
      2,500 Hancock Holding Co.1,2 ........    168,450
      6,855 Handleman Co.1 ................     99,397
      4,200 Handspring, Inc.1,2 ...........      7,308
      5,300 Hanger Orthopedic Group, Inc.1      80,507
        700 Hanmi Financial Corp.1 ........     11,998

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2002 (Unaudited)

     SHARES SECURITY                             VALUE

     10,200 Hanover Compressor Co.1 .......    137,700
      6,201 Harbor Florida Bancorp, Inc. ..    137,600
      6,100 Harleysville Group, Inc. ......    169,092
      3,310 Harleysville National Corp. ...     89,403
     16,400 Harmonic, Inc.1 ...............     60,008
     11,600 Harris Interactive, Inc.1 .....     39,092
      6,100 Harvard Bioscience, Inc.1 .....     34,099
      5,400 Harvest Natural Resources,
              Inc.1 .......................     27,000
      4,400 Haverty Furniture Companies,
              Inc. ........................     86,900
        600 Hawthorne Financial Corp.1 ....     19,446
      1,700 Hayes Lemmerz International,
              Inc.1,2 .....................        306
      6,700 Headwaters, Inc.1 .............    105,525
      8,475 Health Care REIT, Inc., .......    253,826
     10,291 Healthcare Realty Trust, Inc. .    329,312
      5,000 HealthExtras, Inc.1 ...........     25,350
      2,600 Healthtronics Surgical Services,
              Inc.1 .......................     45,474
      6,124 Heartland Express, Inc.1 ......    146,547
     20,400 Hecla Mining Co.1 .............     95,676
      2,000 HEICO Corp. ...................     28,040
         90 HEICO Corp.--Class A ..........      1,008
      5,000 Heidrick & Struggles International,
              Inc.1,2 .....................     99,850
      6,105 Helix Technology Corp. ........    125,763
      3,400 Herbalife International, Inc.--
              Class B .....................     65,178
      2,900 Heritage Property
              Investment Trust ............     77,459
      2,900 Herley Industries, Inc.1 ......     61,509
      4,700 Hexcel Corp.1 .................     20,445
      2,250 Hibbett Sporting Goods, Inc.1 .     57,150
      2,461 Hickory Tech Corp. ............     36,915
      6,200 Hilb, Rogal and Hamilton Co.2 .    280,550
      7,874 HNC Software, Inc.1 ...........    131,496
     13,300 Hollinger International, Inc. .    159,600
      1,700 Holly Corp.1 ..................     28,475
      4,000 Hollywood Casino Corp.--
              Class A 1 ...................     43,200
     11,700 Hollywood Entertainment
              Corp.1,2 ....................    241,956
      5,400 Hologic, Inc.1 ................     78,138
      5,100 Home Properties of New
              York, Inc. ..................    193,494
     13,900 Hooper Holmes, Inc. ...........    111,200
      9,568 Horace Mann Educators Corp. ...    178,635
      5,700 Horizon Offshore, Inc.1,2 .....     48,108
      6,750 Hot Topic, Inc.1,2 ............    180,292
      1,900 Houston Exploration Co.1 ......     55,100
      3,500 Hovnanian Enterprises, Inc.--
              Class A 1,2 .................    125,580
      2,800 HPL Technologies, Inc.1 .......     42,168
     26,300 HRPT Properties Trust .........    232,755
      2,500 Hudson River Bancorp. Inc. ....     67,475
          1 Hudson United Bancorp .........         29
      5,600 Hughes Supply, Inc.2 ..........    251,440
      3,200 Humboldt Bancorp ..............     53,792
      6,800 Hutchinson Technology 1 .......    106,352
      3,500 Hydril Co.1 ...................     93,800
      9,400 Hypercom Corp.1 ...............     72,380
      7,880 Hyperion Solutions Corp.1 .....    143,710
     12,500 I-many, Inc.1 .................     34,362

     SHARES SECURITY                             VALUE

      2,200 IBERIABANK Corp. ..............$    89,188
        400 ICT Group, Inc.1 ..............      7,268
      3,000 ICU Medical, Inc.1 ............     92,700
     12,100 Identix, Inc.1,2 ..............     88,318
      7,300 IDEX Corp.2 ...................    244,550
      7,396 IDEXX Laboratories, Inc.1 .....    190,743
      4,400 iDine Rewards Network, Inc. ...     50,600
      4,200 IDX Systems Corp.1 ............     54,684
      3,206 IGEN International, Inc.1 .....    100,989
      3,700 IHOP Corp.1,2 .................    108,965
      2,500 II-VI, Inc.1 ..................     36,925
      8,263 ILEX Oncology, Inc.1 ..........    116,426
      4,000 Illumina, Inc.1 ...............     26,880
      4,900 Imagistics International,
              Inc.1 .......................    105,203
      8,803 Imation Corp.1 ................    261,977
     11,000 ImClone Systems, Inc.1 ........     95,645
      2,000 Immucore, Inc.1 ...............     46,940
     11,379 ImmunoGen, Inc.1 ..............     30,610
      8,800 Immunomedics, Inc.1,2 .........     45,848
     10,700 Impac Mortgage Holdings, Inc. .    144,236
      4,728 IMPATH, Inc.1,2 ...............     84,868
      5,600 Impax Laboratories, Inc.1 .....     41,944
      3,200 IMPCO Technologies, Inc.1 .....     41,920
      9,641 In Focus Systems, Inc.1 .......    113,571
      3,435 INAMED Corp.1 .................     92,985
     17,100 Incyte Genomics, Inc.1 ........    124,317
      3,700 Independent Bank Corp.--
              Mass. .......................     84,693
      3,620 Independent Bank Corp.--
              Mich. .......................    114,247
      7,700 Indevus Pharmaceuticals, Inc.1       8,932
      2,300 Inet Technologies, Inc.1 ......     15,525
      3,040 Infogrames, Inc.1 .............      8,299
     11,800 Informatica Corp.1 ............     83,662
      3,200 Information Holdings, Inc.1 ...     78,080
      8,000 Information Resources, Inc.1 ..     75,112
      5,300 InfoUSA, Inc.1 ................     28,996
      1,600 Ingles Markets, Inc.--Class A .     20,288
     14,200 Inhale Therapeutic Systems,
              Inc.1 .......................    141,006
     30,200 Inktomi Corp.1 ................     26,576
      7,900 Innkeepers USA Trust ..........     75,682
      9,100 Input/Output, Inc.1 ...........     81,900
      4,000 Inrange Technologies Corp.--
              Class B 1 ...................     19,000
     10,700 Insight Communications Co.,
              Inc.1 .......................    130,219
      9,162 Insight Enterprises, Inc.1 ....    230,791
      3,266 Insignia Financial Group, Inc.--
              Class A 1 ...................     31,746
      6,090 Insituform Technologies--
              Class A 1,2 .................    128,986
      3,422 Insurance Auto Auctions, Inc.1      66,729
      4,822 Integra Bank Corp. ............    108,013
      3,600 Integra LifeSciences Holdings 1     78,300
      1,900 Integral Systems, Inc.1 .......     41,458
      1,000 Integrated Defense Technology,
              Inc.1 .......................     29,430
      9,700 Integrated Electrical Services,
              Inc.1 .......................     60,625
      7,800 Integrated Silicon Solution,
              Inc.1 .......................     69,576
      4,690 Inter-Tel, Inc. ...............     79,542

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2002 (Unaudited)

     SHARES SECURITY                             VALUE

      3,935 Intercept Group, Inc.1 ........     81,533
     13,560 InterDigital Communications
              Corp.1 ......................    122,718
     11,741 Interface, Inc. ...............     94,398
     12,424 Intergraph Corp.1 .............    216,677
     31,800 Interland, Inc.1 ..............    110,664
      2,936 Intermagnetics General Corp.1 .     59,307
      6,200 Intermet Corp. ................     66,588
      5,800 Intermune, Inc.1 ..............    122,380
      4,663 International Bancshares Corp.     196,965
      4,400 International Multifoods Corp.     114,400
      2,200 International Specialty
              Products, Inc. ..............     16,940
      8,100 Internet Security Systems,
              Inc.1 .......................    106,272
      2,400 Interpool, Inc. ...............     41,424
      5,500 Interpore International, Inc.1      53,185
      9,300 Interstate Bakeries Corp. .....    268,584
     20,062 Intertrust Technologies Corp.1      60,387
      4,787 IntertTAN, Inc.1 ..............     53,375
     27,900 Interwoven, Inc.1 .............     85,095
      4,200 Intrado, Inc.1 ................     81,312
      6,200 Intuitive Surgical, Inc.1,2 ...     52,514
      5,500 Invacare Corp. ................    203,500
      2,100 Inverness Medical
              Innovations, Inc.1 ..........     42,420
      3,900 Investors Real Estate Trust 1 .     41,574
      2,300 InVision Technologies, Inc.1 ..     55,568
     13,109 Iomega Corp.1 .................    168,451
      4,700 Ionics, Inc.1 .................    113,975
     10,500 IRT Property Co. ..............    133,770
      4,900 Irwin Financial Corp. .........     98,490
     12,168 Isis Pharmaceuticals, Inc.1 ...    115,718
      4,811 Isle of Capri Casinos, Inc.1 ..     97,423
        300 ITLA Capital Corp.1 ...........      8,907
      3,900 Itron, Inc.1 ..................    102,297
      9,200 ITT Educational Services,
              Inc.1 .......................    200,560
      6,100 ITXC Corp.1,2 .................     31,781
      3,090 Ivex Packaging Corp.1 .........     70,359
      6,800 Ixia 1 ........................     39,576
      2,000 IXYS Corp.1 ...................     10,760
      1,800 J & J Snack Foods Corp.1 ......     80,928
      2,700 J. Jill Group, Inc.1 ..........    102,465
      4,400 J.B. Hunt Transport
              Services, Inc.1 .............    129,888
      1,700 j2 Global Communications,
              Inc.1 .......................     27,931
      7,698 Jack in the Box, Inc.1 ........    244,796
      4,700 JAKKS Pacific, Inc.1 ..........     83,237
      3,400 Jarden Corp.1 .................     67,320
      5,982 JDA Software Group, Inc.1 .....    169,051
     10,750 JDN Realty Corp. ..............    134,375
      4,500 Jefferies Group, Inc.2 ........    189,450
     10,900 JLG Industries, Inc.1 .........    152,927
      9,636 J.M. Smucker Co. ..............    328,877
      2,900 Jo-Ann Stores, Inc.--Class A 1      84,680
      7,000 John H. Harland Co. ...........    197,400
      1,600 Johnson Outdoors, In.1 ........     26,928
      7,882 Jones Lang LaSalle, Inc.1 .....    194,685

     SHARES SECURITY                             VALUE

      5,303 Journal Register Co.1 .........$   106,590
     10,500 Joy Global, Inc.1 .............    182,070
      3,500 JP Realty, Inc. ...............     93,275
      3,400 K-Swiss, Inc.--Class A ........     88,332
      4,200 K-V Pharmaceutical Co.--
              Class A 1 ...................    113,400
      5,800 K2, Inc.1 .....................     59,450
      4,180 Kadant, Inc.1 .................     68,970
      6,500 Kaman Corp.--Class A ..........    108,940
      1,200 Kansas City Life Insurance Co.      46,404
     13,300 Kansas City Southern
              Industries, Inc.1 ...........    226,100
      5,490 Kaydon Corp. ..................    129,619
     12,900 Keane, Inc.1 ..................    159,960
      1,100 Keithley Instruments, Inc. ....     15,884
      5,282 Kellwood Co. ..................    171,665
      4,900 Kelly Services, Inc. ..........    132,349
      3,300 Kendle International, Inc.1 ...     44,880
      7,312 Kennametal, Inc. ..............    267,619
      2,150 Kenneth Cole Productions, Inc.--
              Class A 1,2 .................     60,953
      2,500 Kensey Nash Corp.1 ............     40,500
     20,500 Key Energy Group, Inc.1,2 .....    215,250
      4,309 Key Production Co., Inc.1 .....     84,026
      7,000 Keynote Systems, Inc.1 ........     51,240
      3,100 Keystone Automotive Industries,
              Inc.1 .......................     59,672
      5,400 Keystone Property Trust .......     85,698
      5,340 kforce.com, Inc.1 .............     31,773
      6,700 Kilroy Realty Corp. ...........    179,225
      6,800 Kimball International, Inc.--
              Class B .....................    111,452
      3,100 Kindred Healthcare, Inc.1 .....    137,857
      4,836 Kirby Corp.1 ..................    118,240
     21,300 Knight Trading Group, Inc.1 ...    111,612
      4,752 Knight Transportation, Inc.1 ..    110,199
      6,000 Koger Equity, Inc. ............    115,800
     17,800 Kopin Corp.1,2 ................    117,480
     10,123 Korn/Ferry International1,2 ...     92,119
      1,600 KOS Pharmaceuticals, Inc.1 ....     32,560
      5,500 Kosan Biosciences, Inc.1 ......     47,905
      3,400 Kramont Realty Trust ..........     54,366
      5,700 Kroll, Inc.1,2 ................    123,291
      3,981 Kronos, Inc.1 .................    121,377
     10,400 Kulicke & Soffa Industries,
              Inc.1 .......................    128,856
      8,100 La Jolla Pharmaceutical Co.1 ..     50,625
     34,475 La Quinta Corp.1 ..............    249,944
      1,800 LabOne, Inc.1 .................     46,782
     11,700 Labor Ready, Inc.1 ............     68,445
      3,800 Laclede Group, Inc. ...........     89,224
      2,300 Ladish Co., Inc.1 .............     28,060
      1,850 Lakeland Bancorp, Inc.1 .......     40,256
      7,500 Lance, Inc. ...................    109,350
      4,600 Landamerica Financial Group ...    144,900
      1,600 Landauer, Inc.1,2 .............     62,128
      4,500 Landry's Restaurants, Inc.2 ...    114,795
      2,006 Landstar System, Inc.1 ........    214,341

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2002 (Unaudited)

     SHARES SECURITY                             VALUE

      2,600 LaSalle Hotel Properties ......     40,950
     18,200 Lattice Semiconductor Corp.1 ..    158,158
        900 Lawson Products, Inc. .........     27,729
      3,183 Learning Tree International,
              Inc.1,2 .....................     59,013
      2,000 LeCroy Corp.1 .................     23,800
     22,662 Legato Systems, Inc.1 .........     81,583
      2,200 LendingTree, Inc.1 ............     27,962
     10,618 Lennox International, Inc. ....    191,018
     10,300 Lexar Media, Inc.1 ............     43,981
      6,722 Lexicon Genetics, Inc.1 .......     27,695
      7,400 Lexington Corporate Properties
              Trust .......................    122,100
      3,000 Libbey, Inc. ..................    102,300
     27,800 Liberate Technologies, Inc.1 ..     73,364
      3,275 Liberty Corp.2 ................    130,509
        200 Liberty Livewire Corp.--
              Class A .....................        588
     11,100 Ligand Pharmaceuticals, Inc.--
              Class B 1 ...................    160,950
      7,985 Lightbridge, Inc.--Class A 1 ..     65,557
      7,674 Lincoln Electric Co. ..........    206,431
      1,850 Lindsay Manufacturing Co. .....     42,828
      7,300 Linens 'n Things, Inc.1 .......    239,513
      2,400 Lithia Motors, Inc.--Class A 1      64,608
      3,886 Littelfuse, Inc.1 .............     89,883
      5,536 LNR Property Corp. ............    190,992
      5,900 Local Financial Corp.1 ........     96,229
      3,454 LodgeNet Entertainment Corp.1 .     49,734
      5,400 Lone Star Steakhouse & Saloon,
              Inc. ........................    127,386
      7,236 Lone Star Technologies, Inc.1 .    165,704
      7,083 Longs Drug Stores Corp. .......    200,378
     14,100 Longview Fibre Co. ............    132,822
     22,916 Louisiana-Pacific Corp. .......    242,680
        700 LSB Bancshares, Inc. ..........     14,259
      3,900 LSI Industries, Inc. ..........     71,643
        400 L.S. Starrett Co.--Class A ....     10,100
      9,974 LTX Corp.1,2 ..................    142,429
      4,200 Luby's Cafeterias, Inc. .......     27,636
      1,400 Lufkin Industries, Inc. .......     40,418
      6,100 Luminex Corp.1 ................     45,811
      2,700 Lydall, Inc.1 .................     41,175
      4,197 M.D.C. Holdings, Inc. .........    218,244
      3,200 M/I Schottenstein Homes, Inc. .    120,576
      6,603 MacDermid, Inc.2 ..............    141,965
      8,312 Macerich Co. ..................    257,672
     12,700 Macromedia, Inc.1 .............    112,649
      9,100 Macrovision Corp.1 ............    119,301
      2,900 Madden Steven Ltd.1 ...........     57,504
      3,200 Madison Gas & Electric Co. ....     89,120
      5,211 MAF Bancorp, Inc. .............    195,934
      4,700 Magellan Health Services,
              Inc.1 .......................      4,700
      5,100 Magma Design Automation,
              Inc.1 .......................     85,680
     12,400 Magna Entertainment Corp.--
              Class A 1 ...................     86,676
      4,000 MagneTek, Inc.1 ...............     39,600
     10,600 Magnum Hunter Resources, Inc.1      83,634
      5,400 Mail Well, Inc.1 ..............     28,080

     SHARES SECURITY                             VALUE

      1,400 Main Street Banks, Inc. .......$    28,952
      4,200 Manhattan Associates, Inc.1 ...    135,072
      5,577 Manitowoc Co., Inc. ...........    197,928
      2,300 ManTech International Corp.--
              Class A 1 ...................     55,177
      2,800 Manufactured Home Communities,
              Inc. ........................     98,280
      2,700 Manufacturers' Services Ltd.1 .     13,041
     15,100 Manugistics Group, Inc.1 ......     92,261
      2,652 MapInfo Corp.1 ................     24,133
      3,350 Marcus Corp. ..................     55,778
      5,222 Martek Biosciences Corp.1,2 ...    109,244
      3,222 Martha Stewart Living
              Omnimedia, Inc.1,2 ..........     36,956
      5,600 Marvel Enterprises, Inc.1 .....     30,688
      1,700 MASSBANK Corp. ................     60,146
     15,700 Massey Energy Corp. ...........    199,390
      6,500 MasTec, Inc.1 .................     47,840
      1,000 Material Sciences Corp.1 ......     14,020
      2,400 Matria Healthcare, Inc.1 ......     19,728
     12,300 MatrixOne, Inc.1 ..............     73,923
      5,900 Matthews International Corp.--
              Class A .....................    137,765
      7,400 Mattson Technology, Inc.1,2 ...     34,188
        300 Maui Land & Pineapple Co.,
              Inc. ........................      6,060
      8,683 Maverick Tube Corp.1 ..........    130,245
      3,500 MAXIMUS, Inc.1,2 ..............    110,950
     48,600 Maxtor Corp.1 .................    219,672
      2,000 Maxwell Shoe Co., Inc.1 .......     31,700
      5,700 Maxygen, Inc.1 ................     69,825
      3,400 MB Financial, Inc.1 ...........    116,926
      3,354 McAfee.com 1 ..................     49,103
     13,600 McDATA Corp.--Class A 1 .......    119,816
      5,600 MCG Capital Corp. .............     93,576
      2,800 McGrath Rentcorp ..............     72,576
      6,186 MCSi, Inc.1 ...................     69,524
      3,000 Measurement Specialties, Inc.1       9,000
     14,900 Medarex, Inc.1 ................    110,558
      2,800 Med-Design Corp.1,2 ...........     36,232
      2,400 Medford Bancorp Inc. ..........     83,592
     13,800 Mediacom Communications Corp.1     107,502
      1,200 Medical Staffing Network
              Holdings, Inc.1 .............     29,400
      5,900 Medicines Co.1,2 ..............     72,747
      1,500 Medis Technologies Ltd.1 ......     11,864
      2,025 MedQuist, Inc.1 ...............     53,926
      2,772 MemberWorks, Inc.1 ............     51,365
      6,603 MEMC Electronic Materials,
              Inc.1,2 .....................     32,355
      7,092 Men's Wearhouse, Inc.1 ........    180,846
      4,496 Mentor Corp. ..................    165,044
     14,200 Mentor Graphics Corp.1 ........    201,924
      5,622 Mercury Computer Systems,
              Inc.1 .......................    116,375
      1,100 Meridian Medical
              Technologies, Inc.1 .........     39,710
     11,300 Meridian Resource Corp.1 ......     42,036
      8,144 Meristar Hospitality Corp. ....    124,196
      3,400 Merit Medical Systems, Inc.1 ..     70,142
      1,800 Meritage, Corp. ...............     82,170
      4,000 Merix Corp.1 ..................     34,320

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2002 (Unaudited)

     SHARES SECURITY                             VALUE

      9,000 Mesa Air Group, Inc.1 .........     82,800
      3,300 Mesaba Holdings, Inc.1 ........     19,371
        400 Mestek, Inc.1 .................      7,640
      9,100 Metasolv, Inc.1 ...............     35,763
      9,128 Methode Electronics, Inc.--
              Class A .....................    116,565
      6,200 Metris Cos., Inc. .............     51,522
      3,600 Metro One Telecommunications,
              Inc.1 .......................     50,256
      7,400 MGI Pharma, Inc.1 .............     52,244
      2,800 Micro General, Corp.1 .........     46,732
     19,500 Micromuse, Inc.1 ..............     86,775
      4,383 MICROS Systems, Inc.1 .........    121,453
      7,544 Microsemi Corp.1 ..............     49,790
     11,400 Microtune, Inc.1,2 ............    101,574
      4,500 Mid-America Apartment
              Communities, Inc. ...........    120,375
      2,300 Mid-Atlantic Realty Trust 1 ...     40,480
      6,900 Mid-State Bancshares ..........    133,170
      2,800 Midas, Inc.2 ..................     34,720
      1,450 Middlesex Water Co. ...........     38,092
        700 Midland Co. ...................     35,329
      6,059 Midway Games, Inc.1,2 .........     51,502
        800 Midwest Banc Holdings, Inc. ...     23,912
      2,550 MidWest Express Holdings,
              Inc.1 .......................     33,660
      5,698 Milacron, Inc.2 ...............     57,835
     15,031 Millennium Chemicals, Inc. ....    211,186
      5,030 Mills Corp.2 ..................    155,930
      6,100 MIM Corp.1 ....................     73,749
      1,700 Mine Safety Appliances Co. ....     68,000
      4,868 Minerals Technologies, Inc. ...    240,090
      9,737 MIPS Technologies, Inc.--
              Class A 1 ...................     60,077
      4,300 Mission West Properties, Inc. .     52,417
      1,900 Mississippi Valley Bancshares,
              Inc. ........................     98,287
      3,574 Mobile Mini, Inc.1 ............     61,115
      7,606 Modine Manufacturing Co. ......    186,955
      3,500 Modtech Holdings, Inc.1 .......     44,065
      4,300 Molecular Devices Corp.1 ......     76,540
      4,875 Monaco Coach Corp.1 ...........    103,838
      3,000 Monolithic Systems Technology,
              Inc.1 .......................     33,030
      2,100 Monro Muffler Brake, Inc.1 ....     47,775
      3,900 Moog, Inc.--Class A 1 .........    167,232
        700 Mother's Work, Inc.1 ..........     27,510
      1,700 Movado Group, Inc. ............     42,755
      3,425 Movie Gallery, Inc.1 ..........     72,336
     19,972 MPS Group, Inc.1 ..............    169,762
      4,920 MRO Software, Inc.1 ...........     55,990
     22,834 MRV Communications, Inc.1 .....     34,936
      7,500 MSC Industrial Direct Co., Inc.--
              Class A 1 ...................    146,250
      5,600 MSC.Software Corp. ............     50,120
      5,800 MTR Gaming Group, Inc.1 .......     96,860
      6,500 MTS Systems Corp. .............     85,540
      7,200 Mueller Industries, Inc.1 .....    228,600
      1,900 Multimedia Games, Inc.1 .......     41,439

     SHARES SECURITY                             VALUE

      4,378 Myers Industries, Inc. ........$    75,039
     10,500 Mykrolis Corp.1 ...............    124,005
      5,000 Myriad Genetics, Inc.1 ........    101,700
      8,397 N B T Bancorp, Inc. ...........    151,734
     10,033 Nabi Biopharmaceuticals 1 .....     47,456
      1,325 NACCO Industries, Inc.--Class A     76,983
      2,500 Nanometrics, Inc.1 ............     39,698
      7,600 Napro Biotherapeutics, Inc.1,2      49,856
      3,200 Nash Finch Co. ................    102,272
      2,600 Nastech Pharmaceutical Co.,
              Inc.1 .......................     42,718
      1,400 NATCO Group, Inc.--Class A 1 ..     12,180
        500 National Beverage Corp.1 ......      7,000
      3,900 National Health Investors,
              Inc. ........................     62,400
      1,100 National Healthcare Corp.1 ....     23,375
      3,228 National Penn Bancshares, Inc.      84,574
        900 National Presto Industries,
              Inc. ........................     28,800
        500 National Western Life Insurance Co.--
              Class A 1 ...................     57,475
     12,200 Nationwide Health Properties,
              Inc. ........................    228,750
      3,900 Nature's Sunshine Products,
              Inc. ........................     44,109
      7,100 Nautica Enterprises, Inc.1 ....     92,229
      6,575 Nautilus Group, Inc.1 .........    201,195
      8,675 Navigant Consulting, Inc.1,2 ..     60,638
      3,900 Navigant International, Inc.1 .     60,333
        400 NBC Capital Corp. .............     15,200
      8,638 NBTY, Inc.1 ...................    133,716
      3,800 NCI Building Systems, Inc.1 ...     67,640
      5,011 NCO Group, Inc.1 ..............    110,693
      6,789 NDCHealth Corp. ...............    189,413
      2,500 Neoforma, Inc.1 ...............     32,475
      3,440 NeoPharm, Inc.1,2 .............     43,241
      3,422 Neose Technologies, Inc.1 .....     37,300
      8,672 Net IQ Corp.1,2 ...............    196,247
     12,396 Net.B@nk, Inc.1 ...............    148,504
      4,500 Net2Phone, Inc.1 ..............     19,215
      7,753 Netegrity, Inc.1 ..............     47,758
        400 Netflix, Inc.1 ................      5,596
      1,700 Netratings, Inc.1 .............     15,555
      8,300 Netro Corp.1 ..................     18,924
      4,100 Netscout Systems, Inc.1 .......     27,962
      3,400 NetScreen Technologies, Inc.1 .     31,212
      6,070 Neurocrine Biosciences, Inc.1 .    173,906
      2,500 Neurogen Corp.1 ...............     29,225
      3,200 New Century Financial Corp. ...    111,904
      2,200 New England Business
              Service, Inc. ...............     55,308
     18,600 New Focus, Inc.1 ..............     55,242
      7,350 New Jersey Resources Corp. ....    219,398
     18,125 Newpark Resources, Inc.1,2 ....    133,219
      8,100 Newport Corp.2 ................    126,846
      3,800 Next Level Communications,
              Inc.1 .......................      3,838
     19,600 Nextel Partners, Inc.--
              Class A 1 ...................     53,312
      2,300 NL Industries, Inc. ...........     35,075
      2,000 NN, Inc. ......................     25,600

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2002 (Unaudited)

     SHARES SECURITY                             VALUE

      5,800 Nordson Corp. .................    143,028
      2,400 Nortek, Inc.1 .................    108,240
      2,900 North Pittsburgh Systems, Inc.      46,661
      2,200 Northwest Bancorp, Inc. .......     29,062
      6,707 Northwest Natural Gas Co. .....    192,826
      7,700 Northwestern Corp.2 ...........    130,515
      2,754 Novadigm, Inc.1 ...............     20,022
      2,500 Novastar Financial, Inc. ......     89,375
     88,082 Novell, Inc.1 .................    282,743
      4,800 Noven Pharmaceuticals, Inc.1 ..    122,400
      5,970 NPS Pharmaceuticals, Inc.1,2 ..     91,460
      2,976 NS Group, Inc.1 ...............     28,421
      3,700 Nu Horizons Electronics Corp.1      30,673
     11,444 Nu Skin Enterprises, Inc.1 ....    166,510
      8,900 Nuance Communications, Inc.1 ..     37,202
      3,000 Nuevo Energy Co.1 .............     47,400
      2,800 NUI Corp.2 ....................     77,000
      8,100 Numerical Technologies, Inc.1 .     32,360
      6,870 NYFIX, Inc.1,2 ................     58,395
        500 NYMAGIC, Inc.1 ................      7,625
      4,500 O'Charley's, Inc.1 ............    113,850
      9,500 Oak Technology, Inc.1 .........     43,035
      5,000 Oakley, Inc.1 .................     87,000
      3,600 Ocean Financial Corp. .........     86,904
      5,400 Oceaneering International,
              Inc.1 .......................    145,800
      3,000 Octel Corp.1 ..................     76,050
      4,600 Ocular Sciences, Inc.1 ........    121,900
      7,500 Ocwen Financial Corp.1 ........     41,250
      2,400 Odyssey Healthcare, Inc.1 .....     86,232
      5,000 Odyssey Re Holdings Corp. .....     86,950
     26,890 OfficeMax, Inc.1 ..............    158,382
      5,300 Offshore Logistics, Inc.1 .....    126,617
     13,042 Ohio Casualty Corp. ...........    272,578
      2,300 Oil States International,
              Inc.1 .......................     27,370
      1,200 Old Second Bancorp, Inc.1 .....     44,088
      9,790 Olin Corp. ....................    216,849
      1,400 Omega Financial Corp. .........     51,114
      5,300 OmniVision Technologies, Inc.1      76,055
     11,600 Omnova Solutions, Inc. ........     97,440
      5,800 On Assignment, Inc.1 ..........    103,240
      8,300 ON Semiconductor Corp.1 .......     17,098
      2,500 Oneida Ltd. ...................     47,875
     13,780 ONEOK, Inc. ...................    302,471
      4,800 Onyx Pharmaceuticals, Inc.1,2 .     27,696
     12,442 ONYX Software Corp.1 ..........     42,054
     42,400 Openwave Systems, Inc.1 .......    237,864
     24,100 Oplink Communications, Inc.1 ..     17,593
      3,600 OPNET Technologies, Inc.1,2 ...     32,256
      3,300 Optical Communication Products,
              Inc.1 .......................      4,026
      3,900 Option Care, Inc.1,2 ..........     53,586
      5,600 Orasure Technologies, Inc.1,2 .     36,400
     11,260 Orbital Sciences Corp.1 .......     89,742
      4,700 Oregon Steel Mills, Inc.1 .....     28,200
      2,016 Oriental Financial Group ......     51,126

     SHARES SECURITY                             VALUE

      4,900 OrthoLogic Corp.1 .............$    27,097
      2,808 Oshkosh B'Gosh, Inc.--Class A .    122,120
      4,025 Oshkosh Truck Corp. ...........    237,918
      7,900 OSI Pharmaceuticals, Inc.1 ....    192,049
      2,500 Osmonics, Inc.1 ...............     39,750
      4,900 Otter Tail Power Co. ..........    154,448
      2,500 Overland Data, Inc.1 ..........     41,200
      5,400 Overseas Shipholding Group,
              Inc. ........................    113,832
     11,500 Overture Services, Inc.1 ......    280,600
      6,900 Owens & Minor, Inc.2 ..........    136,344
      1,100 Oxford Industries, Inc. .......     30,800
      1,300 P.A.M. Transportation Services,
              Inc.1 .......................     31,226
      3,672 P.F. Chang's China Bistro,
              Inc.1 .......................    115,374
      8,933 Pacific Capital Bancorp .......    213,320
      4,500 Pacific Northwest Bancorp .....    140,940
      6,437 Pacific Sunwear of California,
              Inc.1 .......................    142,708
      1,200 Pacific Union Bank 1 ..........     20,976
      7,600 PacifiCare Health Systems,
              Inc.1,2 .....................    206,720
      5,000 Packeteer, Inc.1 ..............     22,100
      4,400 Pain Therapeutics, Inc.1 ......     36,784
      3,250 Palm Harbor Homes, Inc. .......     64,542
      6,740 Pan Pacific Retail Properties .    230,373
      4,800 Panera Bread Co.--Class A 1,2 .    165,456
      3,806 Papa John's International,
              Inc.1 .......................    127,082
     63,700 Parametric Technology Corp.1 ..    218,491
      6,560 PAREXEL International Corp.1 ..     91,250
      3,387 Park Electrochemical Corp. ....     89,756
     14,600 Parker Drilling Co.1 ..........     47,742
      1,960 ParkerVision, Inc.1,2 .........     37,593
      2,700 Parkway Properties, Inc. ......     98,226
      1,800 Party City Corp.1 .............     29,340
      8,100 Pathmark Stores, Inc.1,2 ......    152,361
      6,011 Patina Oil & Gas Corp.2 .......    164,889
      8,550 Paxar Corp.1 ..................    143,213
      9,000 Paxson Communications Corp.1 ..     49,500
      4,800 Payless ShoeSource, Inc.1 .....    276,720
        850 PC Connection, Inc.1 ..........      3,485
      6,500 PC-Tel, Inc.1 .................     43,999
      2,700 PDI, Inc.1 ....................     41,823
        300 Peapack-Gladstone Financial
              Corp. .......................     18,360
      1,400 PEC Solutions, Inc.2 ..........     33,488
      4,900 Pediatrix Medical Group,
              Inc.1,2 .....................    122,500
      2,700 Peet's Coffee & Tea, Inc.1 ....     49,707
      6,504 Pegasus Systems, Inc.1 ........    113,820
      2,500 Pegasystems, Inc.1 ............     22,548
      2,274 Penn Engineering &
              Manufacturing Corp. .........     39,613
      6,000 Penn National Gaming, Inc.1,2 .    108,900
      2,500 Penn Virginia Corp. ...........     97,450
      1,000 PennFed Financial Services,
              Inc. ........................     27,900
        600 PennRock Financial Services
              Corp. .......................     19,620
      2,600 Pennsylvania Real Estate
              Investment Trust ............     70,486
      7,260 Penton Media, Inc. ............     15,609

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2002 (Unaudited)

     SHARES SECURITY                             VALUE

      4,000 Penwest Pharmaceuticals Co.1 ..     78,000
        900 Peoples Holding Co. ...........     36,900
      1,000 Peoples Bancorp, Inc. .........     28,570
     10,300 Pep Boys-Manny, Moe, & Jack ...    173,555
      7,433 Per-Se Technologies, Inc.1 ....     68,376
     21,900 Peregrine Pharmaceuticals 1 ...     25,623
      5,800 Pericom Semiconductor Corp.1 ..     67,222
     15,498 Perrigo Co.1 ..................    201,474
      5,100 PetroQuest Energy, Inc.1 ......     28,407
      3,400 PFF Bancorp, Inc. .............    130,560
      3,700 Pharmaceutical Resources, Inc.     102,786
      6,900 Pharmacopeia, Inc.1 ...........     58,781
      3,400 Philadelphia Consolidated
              Holding Corp.1 ..............    154,156
      4,600 Phillips-Van Heusen Corp. .....     71,760
      4,568 Phoenix Technologies Ltd.1 ....     45,680
      3,541 Photon Dynamics, Inc.1,2 ......    106,230
      5,368 Photronics, Inc.1 .............    101,670
      1,900 PICO Holdings, Inc.1 ..........     31,483
      7,500 Piedmont Natural Gas Co., Inc.     277,350
      2,800 Pilgrims Pride Corp. ..........     39,200
      7,200 Pinnacle Entertainment, Inc.1 .     76,536
     14,612 Pinnacle Systems, Inc.1 .......    147,581
      8,168 Pioneer Standard Electronics,
              Inc.2 .......................     84,866
      6,400 Pixelworks, Inc.1 .............     53,696
      6,400 Plains Resources, Inc.1 .......    171,200
      3,700 Planar Systems, Inc.1,2 .......     71,225
      7,900 Plantronics, Inc.1 ............    150,179
      5,166 PLATO Learning, Inc.1,2 .......     50,988
      2,660 Playboy Enterprises, Inc.--
              Class B 1 ...................     33,915
      7,900 Playtex Products, Inc.1,2 .....    102,305
      9,024 Plexus Corp.1 .................    163,334
      5,200 Plug Power, Inc.1 .............     41,132
      4,725 PLX Technology, Inc.1 .........     20,081
      7,200 PMA Capital Corp.--Class A ....    152,280
      9,413 PNM Resources, Inc. ...........    227,795
        800 Polymedica Corp.2 .............     20,432
     19,862 Polyone Corp. .................    223,448
      3,400 Pomeroy Computer Resources,
              Inc.1 .......................     49,572
      4,776 Pope & Talbot, Inc. ...........     89,454
      1,800 Port Financial Corp. ..........     72,162
     18,300 Portal Software, Inc.1 ........     13,725
      5,200 Possis Medical, Inc.1,2 .......     64,215
      7,800 Post Properties, Inc. .........    235,248
      6,868 Potlatch Corp.2 ...............    233,649
      2,300 Powell Industries, Inc.1 ......     55,775
      5,200 Power Integrations, Inc.1 .....     94,224
     10,700 Power-One, Inc.1 ..............     66,554
     13,700 Powerwave Technologies, Inc.1 .    125,492
      3,800 Pozen, Inc.1 ..................     19,684
      3,100 PracticeWorks, Inc.1 ..........     57,195
     15,000 Praecis Pharmaceuticals, Inc.1      52,200
      3,000 Pre Paid Legal Services, Inc.1      59,700

     SHARES SECURITY                             VALUE

      7,500 Prentiss Properties Trust .....$   238,125
      5,400 Presidential Life Corp. .......    109,458
      6,500 Presstek, Inc.1 ...............     26,000
      9,697 PRG-Schultz International,
              Inc.1,2 .....................    119,370
     10,108 Price Communications Corp.1 ...    161,728
     27,300 Priceline.com, Inc.1 ..........     76,167
        600 Pricesmart, Inc.1 .............     23,130
      1,922 Prima Energy Corp.1 ...........     43,802
     12,100 Prime Hospitality Corp.1 ......    157,179
      4,300 Prime Medical Services, Inc.1 .     49,966
      5,000 Priority Healthcare Corp.--
              Class B 1 ...................    117,500
      2,400 Private Media Group, Inc.1,2 ..      6,864
      4,493 Proassurance Corp.1 ...........     79,077
      5,950 ProBusiness Services, Inc.1 ...     86,686
      2,000 Procurenet 1 ..................         --
      1,600 Progenics Pharmaceuticals,
              Inc.1 .......................     19,664
      8,294 Progress Software Corp.1 ......    127,064
      3,700 Proquest Co.1 .................    131,350
      1,600 Prosperity Bancshares, Inc. ...     29,600
     19,600 Protein Design Labs, Inc.1 ....    212,856
      6,900 Proton Energy Systems, Inc.1,2      22,149
        300 Provident Bancorp, Inc. .......      8,412
      6,463 Provident Bankshares, Corp. ...    153,108
     10,427 Province Healthcare Co.1 ......    233,148
     31,105 Proxim Corp. Class A 1 ........    100,469
      2,100 PS Business Parks, Inc. .......     73,395
     18,463 PSS World Medical, Inc.1 ......    149,550
     13,300 PTEK Holdings, Inc.1 ..........     76,874
      2,600 Pulitzer, Inc. ................    134,940
      3,046 Pure Resources, Inc.1 .........     63,357
      3,280 QRS Corp.1 ....................     25,551
      8,000 QuadraMed Corp.1 ..............     55,920
      1,500 Quaker Chemical Corp. .........     36,750
      1,600 Quaker City Bancorp, Inc. .....     66,272
      3,800 Quaker Fabric Corp.1 ..........     58,896
      3,600 Quanex Corp. ..................    157,320
      8,400 Quanta Services, Inc.1 ........     82,908
     33,200 Quantum Corp.1 ................    139,440
      7,800 Quest Software, Inc.1 .........    113,334
      1,600 Quicksilver Resources, Inc.1 ..     41,360
      4,350 Quicksilver, Inc.1 ............    107,880
      3,600 Quidel Corp.1 .................     24,804
      1,600 Quixote Corp. .................     27,120
      4,100 R&G Financial Corp.--Class B ..     97,211
      5,800 R.H. Donnelley Corp.1 .........    162,226
      2,600 Racing Champions Ertl Corp.1 ..     48,022
      5,024 Radiant Systems, Inc.1 ........     65,463
      5,400 Radiologix, Inc.1 .............     82,350
      4,874 RadiSys Corp.1 ................     56,685
      6,900 RailAmerica, Inc.1,2 ..........     74,658
      7,656 Rainbow Technologies, Inc.1 ...     37,668
     12,100 Raindance Communications,
              Inc.1 .......................     69,575
      2,300 RAIT Investment Trust .........     54,579

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2002 (Unaudited)

     SHARES SECURITY                             VALUE

      7,560 Ralcorp Holdings, Inc.1 .......    236,250
     16,800 Rambus, Inc.1,2 ...............     68,712
      3,500 Ramco-Gershenson Properties
              Trust .......................     70,525
     10,900 Range Resources Corp.1 ........     61,040
      5,350 RARE Hospitality International,
              Inc.1 .......................    144,022
      8,400 Rayovac Corp.1,2 ..............    155,652
      7,800 Raytech Corp. .................     70,590
      8,800 RCN Corp.1,2 ..................     12,056
     24,000 Read-Rite Corp.1 ..............     11,520
      6,800 Realty Income Corp. ...........    251,056
     28,100 Red Hat, Inc.1 ................    164,947
      3,600 Redwood Trust, Inc.1 ..........    113,400
      6,300 Regal-Beloit Corp. ............    153,153
      8,500 Regeneron Pharmaceuticals,
              Inc.1,2 .....................    123,335
      8,100 Regent Communications, Inc.1 ..     57,178
      9,225 Regis Corp. ...................    249,250
      8,400 Register.com, Inc.1 ...........     64,008
      3,400 RehabCare Group, Inc.1,2 ......     81,702
      4,750 Reliance Steel & Aluminum Co. .    144,875
     12,648 Remec, Inc.1 ..................     70,955
      5,800 Remington Oil & Gas Corp.1 ....    115,536
      1,900 Renaissance Learning, Inc.1,2 .     38,418
      6,861 Rent-Way, Inc.1 ...............     88,850
     12,893 Republic Bancorp, Inc. ........    192,621
        700 Republic Bancorp, Inc.--Class A      8,253
      2,200 Republic Bancshares, Inc.1 ....     44,374
      6,400 Res-Care, Inc.1 ...............     42,368
      3,041 Research Frontiers, Inc.2 .....     45,192
      6,600 ResMed, Inc.1 .................    194,040
      3,200 Resource America, Inc.--Class A     33,728
      3,800 Resources Connection, Inc.1,2 .    102,562
      7,737 Respironics, Inc.1 ............    263,445
      5,200 Restoration Hardware, Inc.1 ...     46,020
     11,600 Retek, Inc.1 ..................    281,880
        500 Revlon 1,2 ....................      2,475
      8,100 RFS Hotel Investors, Inc. .....    109,674
      7,900 RGS Energy Group, Inc.2 .......    309,680
      1,800 Richardson Electronics Ltd. ...     19,314
      3,300 Rigel Pharmaceuticals, Inc.1 ..     12,045
      4,774 Riggs National Corp. ..........     71,180
      2,600 Right Management Consultants,
              Inc.1,2 .....................     68,377
      3,400 Rita Medical Systems, Inc.1 ...     34,408
     31,000 Riverstone Networks, Inc.1 ....     97,030
      1,000 Riviana Foods, Inc. ...........     25,359
      1,350 RLI Corp. .....................     68,850
      3,700 RMH Teleservices, Inc.1 .......     25,419
      3,200 Roadway Express, Inc. .........    114,976
      1,800 Roanoke Electric Steel Corp. ..     27,792
      2,600 Robbins & Myers, Inc. .........     68,250
      2,783 Robert Mondavi Corp.--Class A 1     95,262
      3,300 Rock-Tenn Co.--Class A ........     60,555

     SHARES SECURITY                             VALUE

      3,100 Rogers Corp.1 .................$    84,661
      2,700 Rollins, Inc. .................     54,918
      6,760 Roper Industries, Inc.2 .......    252,148
      4,000 Roxio, Inc.1 ..................     28,800
        300 Royal Bancshares of Pennsylvania,
              Inc.--Class A ...............      6,423
      4,100 Royal Gold, Inc. ..............     56,006
      2,100 RPC, Inc. .....................     24,780
     13,000 RSA Security, Inc.1 ...........     62,530
      3,800 RTI International Metals,
              Inc.1 .......................     46,170
      8,700 Ruddick Corp. .................    147,552
      2,600 Rudolph Technologies, Inc.1 ...     64,818
      1,700 Russ Berrie & Co., Inc. .......     60,180
      6,000 Russell Corp. .................    115,500
     11,250 Ryan's Family Steakhouses,
              Inc.1 .......................    148,613
      6,888 Ryerson Tull, Inc.--Class A ...     80,107
      7,460 S&T Bancorp, Inc. .............    201,420
        600 S.Y. Bancorp, Inc. ............     24,570
     18,000 S1 Corp.1 .....................    133,020
     21,900 Safeguard Scientifics, Inc.1 ..     43,800
      2,650 SAGA Communications, Inc.--
              Class A 1 ...................     59,625
      2,618 Salem Communications Corp.1 ...     65,110
      4,900 Salix Pharmaceuticals Ltd.1 ...     74,774
      2,482 Salton, Inc.1,2 ...............     35,617
      2,728 Sanchez Computer Associates,
              Inc.1 .......................     12,167
      1,900 Sanderson Farms, Inc. .........     47,519
     13,000 SanDisk Corp.1 ................    161,200
      4,200 Sandy Spring Bancorp, Inc. ....    135,030
      2,500 Sangamo BioSciences, Inc.1 ....     14,700
      5,561 SangStat Medical Corp.1 .......    127,792
      1,100 Santander BanCorp .............     18,755
     14,500 Sapient Corp.1 ................     15,370
      1,900 Sauer, Inc. ...................     21,204
      1,900 Saul Centers, Inc. ............     49,210
      7,400 Saxon Capital, Inc.1 ..........    120,398
      4,608 SBS Technologies, Inc.1 .......     56,443
     10,900 Scansoft, Inc. ................     80,660
      1,500 ScanSource, Inc.1 .............     92,115
      1,400 Schawk, Inc. ..................     14,980
      4,000 School Specialty, Inc.1 .......    106,240
     10,000 Schulman, Inc. ................    214,490
      2,900 Schweitzer-Mauduit International,
              Inc. ........................     71,340
      9,200 Scientific Games Corp.--
              Class A 1 ...................     73,048
     10,300 Scios, Inc.1 ..................    315,283
      3,461 SCM Microsystems, Inc.1 .......     46,308
      5,475 SCP Pool Corp.1 ...............    151,986
        100 Seaboard Corp. ................     24,845
      6,100 SeaChange International, Inc.1      53,558
      1,200 Seacoast Banking Corp. of
              Florida .....................     69,276
      6,700 Seacoast Financial Services
              Corp. .......................    167,969
      3,550 Seacor SMIT, Inc.1 ............    168,093
      1,400 Second Bancorp, Inc. ..........     38,220

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2002 (Unaudited)

     SHARES SECURITY                             VALUE

      8,037 Secure Computing Corp.1,2 .....     60,679
     14,900 Seebeyond Technology Corp. ....     46,190
      3,100 Select Medical, Corp. .........     48,546
      6,800 Selective Insurance Group,
              Inc. ........................    192,644
      3,505 SEMCO Energy, Inc.2 ...........     31,720
      2,800 Semitool, Inc.1 ...............     22,848
      8,400 Senior Housing Properties
              Trust .......................    131,880
      9,333 Sensient Technologies .........    212,419
     14,900 Sepracor, Inc.1 ...............    142,295
      1,000 Sequa Corp.--Class A 1 ........     65,390
      5,800 Sequenom, Inc.1 ...............     20,474
      3,326 SERENA Software, Inc.1 ........     45,557
      4,700 Serologicals Corp.1 ...........     85,963
     71,300 Service Corp. International 1 .    344,379
      2,100 Sharper Image Corp. ...........     42,315
        400 Shenandoah Telecommunications
              Co. .........................     21,488
      2,300 Shoe Carnival, Inc.1 ..........     49,082
      7,390 ShopKo Stores, Inc.1 ..........    149,278
      5,000 Shuffle Master, Inc.1,2 .......     91,850
      6,400 Shurgard Storage Centers, Inc.--
              Class A .....................    222,080
      6,100 Sierra Health Services, Inc.1 .    136,335
     25,420 Sierra Pacific Resources ......    198,276
      2,700 Silgan Holdings, Inc.1 ........    109,188
     47,300 Silicon Graphics, Inc.1 .......    139,062
     12,700 Silicon Image, Inc.1,2 ........     77,724
      5,600 Silicon Laboratories, Inc.1 ...    156,744
     16,600 Silicon Storage Technology,
              Inc.1 .......................    129,480
        800 Siliconix, Inc.1 ..............     22,160
      1,600 Simmons First National Corp.--
              Class A .....................     68,144
      3,100 SimpleTech, Inc.1 .............     10,571
      1,500 Simpson Manufacturing Co.,
              Inc.1 .......................     85,695
      6,418 Sinclair Broadcast Group,
              Inc.1 .......................     93,446
      8,106 SIPEX Corp.1 ..................     39,630
     18,461 Sirius Satellite Radio,
              Inc.1,2 .....................     69,580
      9,600 SITEL Corp.1 ..................     30,336
      5,900 Sizeler Property Investors,
              Inc. ........................     64,428
        400 SJW Corp. .....................     32,400
      3,589 Skechers USA, Inc.--Class A 1 .     77,558
      3,500 SkillSoft Corp.1 ..............     27,475
      1,000 Skyline Corp. .................     33,000
     12,000 Skyworks Solutions, Inc.1 .....     66,600
      6,520 SL Green Realty Corp. .........    232,438
      1,900 Smart & Final, Inc.1 ..........     14,820
      4,600 Sola International, Inc.1 .....     52,900
     26,300 Solutia, Inc. .................    184,626
      9,163 Somera Communications, Inc.1 ..     65,424
      7,765 Sonic Corp.1 ..................    243,899
     22,300 Sonicblue, Inc.2 ..............     22,969
     13,800 SonicWALL, Inc.1,2 ............     69,276
      4,228 SonoSite, Inc.1 ...............     61,010

     SHARES SECURITY                             VALUE

     11,483 Sotheby's Holding, Inc.--
              Class A .....................$   163,633
     12,545 SoundView Technology
              Group, Inc.1 ................     21,327
      4,183 SOURCECORP, Inc.1 .............    110,850
     10,622 South Financial Group, Inc.2 ..    238,028
      2,400 South Jersey Industries, Inc. .     81,000
      2,560 Southern Peru Copper Corp. ....     38,374
     10,852 Southern Union Co.1 ...........    184,480
      7,300 Southwest Bancorp of Texas 1 ..    264,406
      8,912 Southwest Gas Corp. ...........    220,572
        800 Southwest Water Co. ...........     15,144
      7,500 Southwestern Energy Co. .......    113,925
      3,900 Sovran Self Storage, Inc. .....    133,263
      3,200 Spacelabs Medical, Inc.1 ......     45,440
      9,198 Spanish Broadcasting System,
              Inc.1 .......................     91,980
      3,100 Spartan Motors, Inc. ..........     47,492
      4,200 Spartech Corp. ................    114,366
      3,000 Specialty Laboratories, Inc.1 .     25,200
      5,100 Spectralink Corp.1 ............     54,264
      3,700 Spectrian Corp.1,2 ............     38,369
      8,000 SpeechWorks International,
              Inc.1 .......................     29,432
      8,100 SpeedFam-IPEC, Inc.1 ..........     42,444
      3,054 Speedway Motorsports, Inc.1 ...     77,663
     12,743 Spherion Corp.1 ...............    151,642
      4,880 Spinnaker Exploration Co.1 ....    175,778
      6,600 Sports Authority, Inc.1 .......     74,976
      4,400 Sports Resorts International,
              Inc.1,2 .....................     23,760
      2,300 SPS Technologies, Inc.1 .......     87,791
      3,700 SPSS, Inc.1 ...................     57,498
      1,600 SRA International, Inc.--
              Class A 1 ...................     43,168
      2,800 SS&C Technologies, Inc.1 ......     39,284
      1,400 St Francis Capital Corp. ......     34,706
      7,300 St. Mary Land & Exploration
              Co. .........................    175,638
      4,200 Stage Stores, Inc. ............    145,908
     10,400 Stamps.com, Inc.1 .............     46,072
      3,400 Standard Commercial Corp. .....     73,780
      4,061 Standard Microsystems Corp.1 ..     95,880
      1,200 Standard Motor Products, Inc. .     20,340
      3,300 Standard Register Co. .........    112,827
      6,900 Standard-Pacific Corp. ........    242,052
      2,100 Standex International Corp. ...     52,710
      1,700 Stanley Furniture Co., Inc. 1 .     45,475
      4,111 StarMedia Network, Inc.1 ......        164
      1,825 StarTek, Inc.1 ................     48,801
      2,300 State Auto Financial Corp. ....     37,720
     12,100 Staten Island Bancorp, Inc. ...    232,320
      7,073 Station Casinos, Inc.1,2 ......    126,253
      6,675 Steak n Shake Co. 1 ...........    104,464
      8,530 Steel Dynamics, Inc.1 .........    140,489
      6,596 Stein Mart, Inc.1 .............     78,295
      1,000 Steinway Musical Instruments,
              Inc.1 .......................     21,400
      1,200 Stephan Chemical Co. ..........     33,912
      7,238 Stericycle, Inc.1 .............    256,298

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2002 (Unaudited)

     SHARES SECURITY                             VALUE

      1,980 Sterling Bancorp ..............     70,686
     10,725 Sterling Bancshares, Inc. .....    158,408
      2,775 Sterling Financial Corp. ......     69,264
      1,600 Sterling Financial Corp.1 .....     31,824
      7,700 Stewart & Stevenson Services,
              Inc. ........................    136,598
     25,000 Stewart Enterprises, Inc.--
              Class A 2 ...................    159,250
      3,000 Stewart Information Services
              Corp. .......................     61,650
      9,125 Stillwater Mining Co.1,2 ......    148,555
      5,179 Stone Energy Corp.1 ...........    208,455
      2,300 Stoneridge, Inc.1 .............     43,010
     11,245 Stratos Lightwave, Inc.1,2 ....     17,992
        400 Strattec Security Corp.1 ......     22,128
      1,960 Strayer Education, Inc.2 ......    124,656
      8,200 Stride Rite Corp. .............     65,600
      5,300 Sturm Ruger & Co., Inc. .......     74,995
      2,100 Suffolk Bancorp ...............     76,650
      4,900 Summit Properties, Inc. .......    114,415
      4,000 Sun Communities, Inc. .........    167,000
      3,625 Sunrise Assisted Living,
              Inc.1,2 .....................     97,150
      8,583 SuperGen, Inc.1 ...............     62,313
     10,301 Superior Energy Services,
              Inc.1 .......................    104,555
      2,900 Superior Financial Corp. ......     55,535
      4,500 Superior Industries
              International, Inc.2 ........    208,125
      1,848 Supertex, Inc.1 ...............     32,562
      5,000 SureBeam Corp.--Class A 1,2 ...     27,300
      2,700 Surewest Communications .......    143,451
      3,700 SurModics, Inc.1 ..............     96,163
      9,900 Susquehanna Bancshares, Inc.2 .    224,829
      6,420 Swift Energy Co.1,2 ...........    101,372
      2,711 SWS Group, Inc. ...............     53,190
      7,700 Sybron Dental Specialties,
              Inc.1 .......................    142,450
     40,300 Sycamore Networks, Inc.1 ......    155,558
      7,100 Sykes Enterprises, Inc.1 ......     57,226
      7,100 Sylvan Learning Systems, Inc.1     141,574
      6,170 Symyx Technologies 1 ..........     85,886
      2,400 Synaptics, Inc.1 ..............     18,096
      4,622 Syncor International Corp.1,2 .    145,593
      2,800 Synplicity, Inc.1 .............     12,824
        900 Syntel, Inc.1 .................     11,124
      4,800 Syntroleum Corp.1 .............     13,824
      8,119 Systems & Computer Technology
              Corp.1 ......................    109,688
      8,100 Take-Two Interactive
              Software, Inc.1,2 ...........    166,779
     19,000 Talk America Holdings, Inc.1 ..     78,470
      3,450 TALX Corp. ....................     65,412
      1,200 Tanger Factory Outlet Centers,
              Inc. ........................     35,400
      4,800 Tanox, Inc.1,2 ................     51,984
      8,100 Taubman Centers, Inc. .........    123,525
      3,400 TBC Corp.1 ....................     53,992
      9,600 Techne Corp. 1 ................    270,912
      8,600 Technitrol, Inc. ..............    200,380
      4,041 Tecumseh Products Co.--Class A     214,496
      1,300 Tejon Ranch Co.1 ..............     42,380

     SHARES SECURITY                             VALUE

     12,100 Tekelec 1 .....................$    97,163
      6,222 Teledyne Technologies, Inc.1 ..    129,107
     10,600 TeleTech Holdings, Inc.1 ......    101,124
      5,400 Telik, Inc.1,2 ................     67,500
      1,800 Tennant Co. ...................     71,280
      7,000 Tenneco Automotive, Inc.1 .....     46,200
     16,100 Terayon Communication Systems,
              Inc.1,2 .....................     21,413
      9,268 Terex Corp.1 ..................    208,437
     16,655 Tersoro Petroleum Corp.1 ......    129,076
     12,616 TETRA Tech, Inc.1,2 ...........    185,455
      2,900 TETRA Technologies, Inc.1 .....     76,995
      8,846 Texas Biotechnology Corp.1 ....     34,499
      5,047 Texas Industries, Inc.2 .......    158,930
      3,860 Texas Regional Bancshares, Inc.--
              Class A .....................    191,491
      5,900 Theragenics Corp.1 ............     49,737
      5,800 Therasense, Inc.1 .............    107,126
      6,800 Therma-Wave, Inc.1 ............     77,452
     11,400 Thomas & Betts Corp. ..........    212,040
      3,000 Thomas Industries, Inc. .......     86,400
      1,600 Thor Industries, Inc. .........    114,016
     12,760 Thoratec Laboratories Corp.1 ..    114,712
      8,000 Thornburg Mortgage, Inc. ......    157,440
      8,697 THQ, Inc.1,2 ..................    259,345
      3,300 Three Rivers Bancorp, Inc. ....     58,773
      4,200 Three-Five Systems, Inc.1 .....     47,880
     17,000 TIBCO Software, Inc.1 .........     94,520
      4,200 Tier Technologies, Inc.--
              Class B 1 ...................     74,844
     13,000 Time Warner Telecommunications, Inc.--
              Class A 1 ...................     21,840
      6,700 TiVo, Inc.1,2 .................     24,857
      3,600 Tollgrade Communications,
              Inc.1 .......................     52,812
      8,200 Tom Brown, Inc.1 ..............    232,470
      1,300 Tompkins Trustco, Inc. ........     63,310
      7,344 Too, Inc.1 ....................    226,195
     10,396 Topps Co., Inc.1 ..............    104,584
      2,900 Toro Co. ......................    164,836
     19,800 Touch America Holdings,
              Inc.1,2 .....................     54,450
     13,090 Tower Automotive, Inc.1,2 .....    182,606
      2,600 Town & Country Trust ..........     58,240
      1,300 Tractor Supply Co.1 ...........     92,287
      5,500 Trammel Crow Co.1 .............     79,475
      6,509 Trans World Entertainment
              Corp.1 ......................     37,947
      8,606 Transaction Systems Architecture, Inc.--
              Class A 1 ...................    101,207
      6,145 Transkaryotic Therapies, Inc.1     221,527
      3,000 TransMontaigne Oil Co.1 .......     18,150
      2,850 TRC Cos., Inc.1 ...............     58,568
      5,055 Tredegar Industries, Inc. .....    122,078
        100 Tremont Corp. .................      2,980
      1,200 Trex Company, Inc.1 ...........     37,680
      1,900 Triad Guaranty, Inc.1 .........     82,707

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2002 (Unaudited)

     SHARES SECURITY                             VALUE

      9,400 Triangle Pharmaceuticals,
              Inc.1 ......................$     25,474
      3,000 Triarc Cos., Inc.1 ...........      82,800
      7,031 Trico Marine Services, Inc.1,2      47,740
      3,600 Trikon Technologies, Inc.1 ...      32,364
      6,906 Trimble Navigation Ltd.1,2 ...     107,043
      3,102 Trimeris, Inc.1 ..............     137,698
      9,512 Trinity Industries, Inc. .....     197,089
      5,900 Tripath Imaging, Inc.1 .......      25,783
      2,300 Tripos, Inc.1 ................      50,140
     28,778 TriQuint Semiconductor, Inc.1      184,467
      6,800 Triton PCS Holdings, Inc.--
              Class A 1 ..................      26,520
      3,700 Triumph Group, Inc.1 .........     165,020
      5,700 TriZetto Group, Inc.1 ........      48,735
      1,600 Tropical Sportswear
              International Corp.1 .......      35,504
        840 Troy Financial Corp. .........      25,284
      5,200 Trust Co. of New Jersey ......     133,635
     19,483 Trustco Bank Corp. ...........     256,591
      2,200 TTM Technologies, Inc.1 ......      11,528
      2,300 Tuesday Morning Corp.1 .......      42,688
     10,300 Tularik, Inc.1,2 .............      94,451
     11,590 Tupperware Corp. .............     240,956
      7,600 Turnstone Systems, Inc.1 .....      32,908
      5,266 Tweeter Home Entertainment
              Group, Inc.1 ...............      86,046
      5,200 Tyler Technologies, Inc. .....      27,664
     18,200 U.S. Airways Group, Inc.1 ....      67,340
      2,700 U.S. Concrete, Inc.1 .........      17,739
     18,614 U.S. Industries, Inc. ........      64,218
     19,134 U.S. Oncology, Inc.1,2 .......     159,386
      3,000 U.S. Physical Therapy, Inc.1,2      60,930
      3,300 U.S. Restaurant Properties,
              Inc. .......................      54,681
      1,817 U.S.B. Holding Co., Inc. .....      37,430
     14,100 UAL Corp.1 ...................     161,304
     16,100 Ubiquitel, Inc.1,2 ...........      11,109
      4,918 UCBH Holdings, Inc. ..........     186,933
      5,413 UGI Corp.2 ...................     172,891
      9,100 UICI1 ........................     183,820
      2,500 UIL Holdings Corp.2 ..........     136,150
      1,700 Ulticom, Inc.1 ...............      11,526
      2,300 Ultimate Electronics, Inc.1 ..      59,593
      6,128 Ultratech Stepper, Inc.1 .....      99,212
      4,492 UMB Financial Corp. ..........     210,540
      6,000 Umpqua Holdings Corp. ........     110,880
     12,382 Unifi, Inc.1 .................     134,964
      1,400 UniFirst Corp. ...............      35,420
        800 Union Bankshares Corp. .......      21,144
      8,000 Unisource Energy Corp.1 ......     148,800
      7,370 Unit Corp.1 ..................     127,870
      3,300 United Auto Group, Inc.1 .....      68,970
      9,927 United Bankshares, Inc. ......     291,655
      3,000 United Community Banks, Inc.1       88,860

     SHARES SECURITY                             VALUE

      5,242 United Community Financial
              Corp. ......................$     49,065
      4,300 United Defense Industries,
              Inc.1 ......................      98,900
      1,200 United Fire & Casualty Co. ...      45,336
      3,300 United Industrial Corp. ......      72,105
      4,493 United National Bancorp2 .....     103,339
      5,300 United Natural Foods, Inc.1 ..     104,410
      5,600 United Online, Inc.1 .........      67,312
      6,951 United Stationers, Inc.1 .....     211,310
      3,100 United Surgical Partners
               International, Inc.1 ......      96,038
      4,028 United Therapeutics Corp.1 ...      49,786
      8,600 Universal American Financial
              Corp.1 .....................      57,706
      2,800 Universal Compression
              Holdings, Inc.1,2 ..........      67,172
      6,268 Universal Corp. ..............     230,036
      3,815 Universal Display Corp.1,2 ...      31,665
      4,241 Universal Electronics, Inc.1 .      63,445
      2,700 Universal Forest Products,
              Inc. .......................      63,234
      2,500 Universal Health Realty
              Income Trust ...............      66,000
      4,217 Unizan Financial Corp. .......      90,286
      9,700 UNOVA, Inc.1 .................      62,953
      2,100 Urban Outfitters, Inc.1 ......      72,912
      4,200 Urologix, Inc.1,2 ............      53,718
      4,000 URS Corp.1 ...................     112,000
     16,700 US Unwired, Inc.--Class A 1 ..      46,760
     21,133 USEC, Inc. ...................     185,970
      5,651 USFreightways Corp. ..........     214,003
      7,500 USG Corp.1,2 .................      53,625
      1,800 Vail Resorts, Inc.1 ..........      30,780
      3,000 Valhi, Inc. ..................      46,890
      4,000 Valmont Industries, Inc. .....      81,320
        400 Value Line, Inc. .............      16,452
     19,700 ValueClick, Inc.1                   63,828
      5,600 ValueVision International,
              Inc.1 ......................     101,640
      5,700 Vans, Inc.1,2 ................      46,290
      6,806 Varian Semiconductor Equipment
              Associates, Inc.1 ..........     230,928
      6,828 Varian, Inc.1 ................     224,983
      9,200 Vastera, Inc.1 ...............      40,388
      5,000 VCA Antech, Inc.1 ............      77,800
      5,595 Vector Group Ltd. ............      98,472
      5,900 Veeco Instruments, Inc.1 .....     136,349
      3,696 Ventana Medical Systems, Inc.1      81,127
     12,000 Ventas, Inc. .................     153,000
      2,000 Verint Systems, Inc.1 ........      22,595
      8,500 Veritas DGC, Inc.1,2 .........     107,100
      6,317 Verity, Inc.1 ................      70,056
      3,900 Versicor, Inc.1                     52,455
      6,400 Vesta Insurance Group, Inc. ..      27,392
      5,600 ViaSat, Inc.1 ................      47,208
      5,200 Viasys Healthcare, Inc.1 .....      90,740
      1,100 VIB Corp.1 ...................      14,311

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2002 (Unaudited)

     SHARES SECURITY                             VALUE

      4,761 Vical, Inc.1,2 ...............$     25,138
      6,374 Vicor Corp.1 .................      44,554
     10,800 Viewpoint Corp.1,2 ...........      52,056
     10,490 Vintage Petroleum, Inc. ......     124,831
      3,300 Virage Logic Corp.1 ..........      42,966
        900 Virginia Financial Group, Inc.      28,854
     10,000 VISX, Inc.1 ..................     109,000
      1,400 Vital Signs, Inc. ............      50,610
      6,800 VitalWorks, Inc.1 ............      55,760
     50,100 Vitesse Semiconductor Corp.1 .     155,811
     15,100 Vitria Technology, Inc.1 .....      14,496
      9,400 VIVUS, Inc.1 .................      63,638
      1,400 Volt Information Sciences,
              Inc.1 ......................      34,286
      7,500 W Holding Co., Inc. ..........     181,500
      6,100 W-H Energy Services, Inc.1 ...     135,176
      6,800 Wabash National Corp.2 .......      68,000
      6,471 Wabtec Corp. .................      92,212
      1,400 Wackenhut Corrections Corp.1 .      20,440
      9,871 Wallace Computer Services,
              Inc. .......................     212,227
      7,700 Walter Industries, Inc. ......     102,795
      7,600 Washington Real Estate Investment
              Trust ......................     219,640
      2,000 Washington Trust Bancorp, Inc.      47,380
      6,000 Waste Connections, Inc.1,2 ...     187,440
      7,900 WatchGuard Technologies, Inc.1      40,606
      5,053 Watsco, Inc.--Class A ........      92,217
      4,000 Watson Wyatt and Co. Holdings1      96,880
      2,880 Watts Industries, Inc.--
              Class A ....................      57,168
      9,180 Wausau-Mosinee Paper Co. .....     110,619
     10,500 Waypoint Financial Corp. .....     205,275
      1,000 WCI Communities, Inc.1 .......      28,950
      3,800 WD-40 Co. ....................     105,488
      4,800 WebEx Communications, Inc.1 ..      76,320
     11,500 webMethods, Inc.1,2 ..........     113,850
      4,400 Websense, Inc.1 ..............     112,508
      1,700 Weis Markets, Inc. ...........      62,475
      8,600 Wellman, Inc. ................     144,050
      9,133 Werner Enterprises, Inc. .....     194,624
      6,200 WesBanco, Inc. ...............     147,002
      3,777 WESCO International, Inc.1 ...      23,795
      3,700 West Coast Bancorp ...........      63,455
      3,100 West Marine, Inc.1 ...........      39,556
      2,336 West Pharmaceutical Services,
              Inc. .......................      74,962
      1,980 Westcorp, Inc. ...............      63,261
     47,300 Western Digital Corp.1 .......     153,725
      4,800 Western Gas Resources, Inc.2 .     179,520
     12,000 Westar Energy, Inc. ..........     184,200
     15,100 Western Wireless Corp.--
              Class A 1 ..................      48,924
      6,422 WestPoint Stevens, Inc. ......      24,853

     SHARES SECURITY                             VALUE

      4,960 Westport Resources Corp.1 ....$     81,344
      5,800 Wet Seal, Inc.--Class A 1 ....     140,940
      2,100 WFS Financial, Inc.1 .........      57,561
     12,590 WGL Holdings, Inc. ...........     326,081
      2,000 Whitehall Jewelers, Inc.1 ....      41,500
      5,289 Wild Oats Market, Inc.1,2 ....      85,153
        200 Willow Grove Bancorp, Inc.1 ..       2,346
      5,500 Wilson Greatbatch Technologies,
              Inc.1 ......................     140,140
      4,200 Wilsons the Leather Experts1 .      58,800
     17,500 Wind River Systems, Inc.1 ....      87,675
      2,447 Winnebago Industries .........     107,668
      2,200 Winston Hotels, Inc. .........      21,472
      3,950 Wintrust Financial Corp. .....     136,552
      6,000 Wireless Facilities, Inc.1 ...      29,400
      4,500 Witness Systems, Inc.1 .......      33,210
      4,000 WMS Industries, Inc.1,2 ......      49,000
      8,600 Wolverine World Wide, Inc. ...     150,070
      5,000 Women First HealthCare, Inc.1       39,000
      2,267 Woodhead Industries, Inc. ....      38,856
      2,300 Woodward Governor Co. ........     135,976
      2,200 World Acceptance Corp.1 ......      18,480
      1,200 World Fuel Services Corp. ....      29,280
      2,922 World Wrestling Entertainment,
              Inc.1 ......................      42,661
          1 Worldwide Exceed Group, Inc.1           --
     17,232 Worthington Industries, Inc. .     311,899
      6,900 WPS Resources Corp. ..........     281,727
     19,000 W.R. Grace & Co.1 ............      57,000
      4,400 Wright Medical Group, Inc.1 ..      88,704
      2,800 WSFS Financial Corp. .........      72,436
     26,600 Wyndham International, Inc.--
              Class A 1 ..................      30,856
      3,200 X-Rite, Inc. .................      27,520
      6,300 Xicor, Inc. 1 ................      25,452
     11,200 XM Satellite Radio Holdings,
              Inc.1,2                           81,200
      6,948 Yankee Candle Co., Inc.1 .....     188,221
      2,600 Yardville National Bancorp ...      51,844
      6,100 Yellow Corp.1 ................     197,640
      3,861 Young Broadcasting Corp.--
              Class A 1 ..................      68,649
      2,700 Zenith National Insurance
              Corp. ......................      85,995
      2,400 Zoll Medical Corp.1,2 ........      78,072
      5,756 Zomax, Inc.1,2 ...............      22,448
      6,000 Zoran Corp.1 .................     137,460
      3,222 Zygo Corp.1 ..................      25,937
                                          ------------
TOTAL COMMON STOCKS
   (Cost $177,289,371) ................... 167,915,876
                                          ------------

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2002 (Unaudited)

 PRINCIPAL
    AMOUNT  SECURITY                             VALUE

            SHORT-TERM INSTRUMENTS--3.55%
            US TREASURY BILLS 4--3.55%
$1,059,000      1.670%, 07/05/02 ......... $  1,058,806
 1,544,000      1.650%, 07/18/02 3 .......    1,542,818
 1,483,000      1.650%, 07/25/02 .........    1,481,393
 1,588,000      1.660%, 09/19/02 .........    1,582,142
   462,000      1.690%, 09/26/02 .........      460,146
                                           ------------
TOTAL SHORT-TERM INSTRUMENTS
   (Cost $6,125,397) .....................    6,125,305
                                           ------------
TOTAL INVESTMENTS
   (Cost $183,414,768) .......... 100.90%  $174,041,181

LIABILITIES IN EXCESS
   OF OTHER ASSETS ..............  (0.90)    (1,558,292)
                                  ------   ------------
NET ASSETS ...................... 100.00%  $172,482,889
                                  ======   ============

--------------------------------------------------------------------------------
1 Non-income producing security for the six months ended June 30, 2002.
2 All or a portion of this security was on loan (see Note 9). The value of all securities loaned at June 30, 2002 amounted to $17,614,550.
3 Held as collateral for futures contracts.
4 Rates shown represent effective yield at time of purchase.
5 Closed end mutual fund.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

                                                                          JUNE 30, 2002
ASSETS
   Investments at value (cost $183,414,768) .............................. $174,041,181
   Receivable for securities sold ........................................   40,801,985
   Receivable for capital shares sold ....................................      265,675
   Dividends and interest receivable .....................................      178,371
   Variation margin receivable for future contracts ......................       28,362
   Deferred organizational costs and  other assets .......................        1,197
                                                                           ------------
Total assets .............................................................  215,316,771
                                                                           ------------
LIABILITIES
   Payable for capital shares redeemed ...................................    1,282,635
   Payable for securities purchased ......................................   41,463,550
   Due to advisor ........................................................       24,301
   12b-1 fee payable .....................................................          135
   Administration fee payable ............................................       30,486
   Accrued expenses and other ............................................       32,775
                                                                           ------------
Total liabilities ........................................................   42,833,882
                                                                           ------------
NET ASSETS ............................................................... $172,482,889
                                                                           ============
COMPOSITION OF NET ASSETS
   Paid-in capital ....................................................... $187,058,629
   Undistributed net investment income ...................................    1,992,615
   Accumulated net realized loss on investment and futures transactions ..   (7,206,213)
   Net unrealized depreciation on investments and futures contracts ......   (9,362,142)
                                                                           ------------
NET ASSETS ............................................................... $172,482,889
                                                                           ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding)
   Class A Shares 1 ...................................................... $      10.21
                                                                           ============
   Class B Shares 2 ...................................................... $      10.21
                                                                           ============

--------------------------------------------------------------------------------
1 Net asset value, redemption price and offering price per share (based on net assets of $171,928,026 and 16,833,669 shares outstanding at June 30, 2002 and
  0.001 par value, unlimited number of shares authorized).
2 Net asset value, redemption price and offering price per share (based on net assets of $554,863 and 54,343 shares outstanding at June 30, 2002 and 0.001 par value, unlimited number of shares authorized).

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (Unaudited)

                                                                                 FOR THE SIX
                                                                                MONTHS ENDED
                                                                               JUNE 30, 2002
INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $337) .........................  $  1,106,717
   Securities lending income .................................................        71,752
   Interest ..................................................................        49,932
                                                                                ------------
TOTAL INVESTMENT INCOME ......................................................     1,228,401
                                                                                ------------
EXPENSES
   Advisory fees .............................................................       291,607
   Administration and services fees ..........................................        80,320
   Custodian fees ............................................................        37,590
   Transfer agent fees .......................................................        26,303
   Professional fees .........................................................        17,911
   Printing and shareholder reports ..........................................        15,081
   Trustees fees .............................................................        14,508
   Amortization of organizational costs ......................................         2,071
   Insurance fees ............................................................           478
   Registration fees .........................................................           410
   12b-1 fees (Class B Shares) ...............................................           135
   Miscellaneous .............................................................           496
                                                                                ------------
Total expenses ...............................................................       486,910
Less: fee waivers and/or expense reimbursements ..............................      (111,988)
                                                                                ------------
Net expenses .................................................................       374,922
                                                                                ------------
NET INVESTMENT INCOME ........................................................       853,479
                                                                                ------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FUTURES CONTRACTS
   Net realized loss from:
     Investment transactions .................................................    (2,655,878)
     Futures transactions ....................................................      (545,435)
     Net change in unrealized appreciation/depreciation of investments
        and futures contracts ................................................    (7,256,170)
                                                                                ------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FUTURE CONTRACTS .........   (10,457,483)
                                                                                ------------
NET DECREASE IN NET ASSETS FROM OPERATIONS ...................................  $ (9,604,004)
                                                                                ============

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                             FOR THE SIX                  FOR THE
                                                                            MONTHS ENDED               YEAR ENDED
                                                                         JUNE 30, 2002 1        DECEMBER 31, 2001
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income ................................................  $    853,479              $  1,268,018
   Net realized loss from investment and
     futures transactions ...............................................    (3,201,313)               (3,583,674)
   Net change in unrealized appreciation/depreciation on
     investments and futures contracts                                       (7,256,170)                6,060,847
 ........................................................................  ------------              ------------
Net increase (decrease) in net assets from operations ...................    (9,604,004)                3,745,191
                                                                           ------------              ------------
DISTRIBUTIONS TO SHAREHOLDERS Net investment income:
     Class A Shares .....................................................            --                  (869,012)
   Net realized gain on investment and futures transactions:
     Class A Shares .....................................................            --                (6,995,814)
                                                                           ------------              ------------
Total distributions .....................................................            --                (7,864,826)
                                                                           ------------              ------------
CAPITAL SHARE TRANSACTIONS
   Net increase resulting from Class A Shares ...........................    29,750,763                51,767,090
   Net increase resulting from Class B Shares ...........................       594,082                        --
                                                                           ------------              ------------
   Net increase in net assets from capital share transactions ...........    30,344,845                51,767,090
                                                                           ------------              ------------
TOTAL INCREASE IN NET ASSETS ............................................    20,740,841                47,647,455
                                                                           ------------              ------------
NET ASSETS
   Beginning of period ..................................................   151,742,048               104,094,593
                                                                           ------------              ------------
   End of period (including undistributed net investment income
     of $1,992,615 and $1,139,136, respectively) ........................  $172,482,889              $151,742,048
                                                                           ============              ============

--------------------------------------------------------------------------------
1 Unaudited.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 CLASS A SHARES                                                                                      FOR THE PERIOD
                                    FOR THE SIX                                                     AUG. 22, 1997 2
                                   MONTHS ENDED                                       FOR THE YEARS         THROUGH
                                       JUNE 30,                                  ENDED DECEMBER 31,        DEC. 31,
                                         2002 1           2001         2000        1999        1998            1997
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE,
   BEGINNING OF PERIOD ...............   $10.73         $11.10       $11.61      $10.06      $10.51          $10.00
                                         ------         ------       ------      ------      ------          ------
INCOME (LOSS) FROM INVESTMENT
   OPERATIONS
   Net investment income .............     0.053          0.06         0.10        0.09        0.06             0.033
   Net realized and unrealized
     gain (loss) on investments
     and futures contracts ...........    (0.57)          0.16        (0.55)       1.92       (0.30)           0.48
                                         ------         ------       ------      ------      ------          ------
   Total from investment
     operations ......................    (0.52)          0.22        (0.45)       2.01       (0.24)           0.51
                                         ------         ------       ------      ------      ------          ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income .............       --          (0.06)          --       (0.12)      (0.05)            --
   Net realized gain from
     investment and futures
     transactions ....................       --          (0.53)       (0.06)      (0.34)      (0.16)            --
                                         ------         ------       ------      ------      ------          ------
Total distributions ..................       --          (0.59)       (0.06)      (0.46)      (0.21)            --
                                         ------         ------       ------      ------      ------          ------
NET ASSET VALUE,
   END OF PERIOD .....................   $10.21         $10.73       $11.10      $11.61      $10.06          $10.51
                                         ======         ======       ======      ======      ======          ======
TOTAL INVESTMENT RETURN4 .............    (4.85)%         2.07%       (3.87)%     20.16%      (2.18)%          5.10%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted) .................. $171,928       $151,742     $104,095     $55,559     $36,744         $12,617
   Ratios to average net assets:
     Net investment income ...........     1.02%5         1.07%        1.13%       1.14%       1.18%           1.08%5
     Expenses after waivers
        and/or reimbursements ........     0.45%5         0.45%        0.45%       0.45%       0.45%           0.45%5
     Expenses before waivers
        and/or reimbursements ........     0.58%5         0.63%        0.69%       1.18%       1.58%           3.27%5
   Portfolio turnover rate ...........       37%            44%          51%         68%         30%              8%

--------------------------------------------------------------------------------
1 Unaudited.
2 Commencement of operations.
3 Calculated based on average shares.
4 Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. During the periods presented, fees were waived by the advisor and/or administrator. If fees were not waived, the total return would have been lower.
5 Annualized.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 CLASS B SHARES                                             FOR THE PERIOD
                                                          APRIL 30, 2002 1
                                                                   THROUGH
                                                           JUNE 30, 2002 2

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD .............................. $11.23
                                                                    ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
   Net investment income ..........................................   0.02 3
   Net realized and unrealized gain (loss) on
      investments and futures contracts ...........................  (1.04)
                                                                    ------
   Total from investment operations ...............................  (1.02)
                                                                    ------
NET ASSET VALUE, END OF PERIOD .................................... $10.21
                                                                    ======
TOTAL INVESTMENT RETURN 4 .........................................  (9.08)%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000s omitted) .......................   $555
   Ratios to average net assets:
     Net investment income ........................................   1.37%5
     Expenses after waivers and/or reimbursements .................   0.70%5
     Expenses before waivers and/or reimbursements ................   0.88%5
   Portfolio turnover rate ........................................     37%

--------------------------------------------------------------------------------
1 Commencement of operations.
2 Unaudited.
3 Calculated based on average shares.
4 Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. During the periods presented, fees were waived by the advisor and/or administrator. If fees were not waived, the total return would have been lower.
5 Annualized.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--ORGANIZATION AND SIGNIFICANT
        ACCOUNTING POLICIES
A. ORGANIZATION
Deutsche Asset Management VIT Funds Trust (the 'Trust') is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as a diversified, open-end management investment company. The Trust is organized as a business trust under the laws of the Commonwealth of Massachusetts. Small Cap Index Fund (the 'Fund') is one of the Funds the Trust offers to investors.

The Fund offers two classes of shares to investors: Class A Shares and Class B Shares. All shares have equal rights with respect to voting except that shareholders vote separately on matters affecting their rights as holders of a particular series or class.

The investment objective of the Fund is to replicate, as closely as possible (before the deduction of expenses) the performance of the Russell 2000 Index, which emphasizes stocks of small US companies.

B. VALUATION OF SECURITIES
The Fund values its investments at market value.

When valuing listed equity securities, the Fund uses the last sale price prior to the calculation of the Fund's net asset value. When valuing equity securities that are not listed or that are listed but have not traded, the Fund uses the bid price in the over-the-counter market.

When valuing short-term securities that mature within sixty days, the Fund uses amortized cost.

When valuing securities for which market quotations are not readily available or for which the market quotations that are available are considered unreliable, the Fund determines a fair value in good faith under procedures established by and under the general supervision of the Fund's Board of Trustees. The Fund may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the time the Fund values its investments. After consideration of various factors, the Fund may value the securities at their last reported price or at a fair value. At June 30, 2002, there were no fair valued securities.

C. SECURITIES TRANSACTIONS, INVESTMENT INCOME AND OTHER
Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction.

Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premiums and accretion of discounts, is accrued daily. Estimated expenses are also accrued daily.

Distribution fees specifically attributable to a class are allocated to that class. All other expenses, income, gains and losses are allocated among the classes based upon their relative net assets.

D. DISTRIBUTIONS
The Fund pays annual dividends from its net investment income and makes annual distributions of any net realized capital gains to the extent they exceed capital loss carryforwards. The Fund records dividends and distributions on its books on the ex-dividend date.

E. FEDERAL INCOME TAXES
It is the Fund's policy to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income taxes have been accrued.

F. FUTURES CONTRACTS
The Fund may buy or sell financial futures contracts on established futures exchanges. Under the terms of a financial futures contract, the Fund agrees to receive or deliver a specific amount of a financial instrument at a specific price on a specific date.

The Fund's investments in financial futures contracts are designed to closely replicate the benchmark index used by the Fund.

When the Fund enters into a futures contract, it is required to make a margin deposit equal to a percentage of the face value of the contract. While the contract is outstanding, the Fund may be required to make additional deposits or may have part of its deposit returned as a result of changes in the relationship

--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

between the face value of the contract and the value of the underlying security. The Fund records these payments as unrealized gains or losses. When entering into a closing transaction, the Fund realizes a gain or loss.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

G. SECURITIES LENDING
The Fund may lend securities to financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund in the form of cash and/or government securities equal to 102% of the value of domestic securities and 105% of the value of international securities. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral. Either the Fund or the borrower may terminate the loan.

H. ORGANIZATION COST
Costs incurred in connection with the Fund's organization are being amortized on a straight-line basis over five years beginning on August 22, 1997. In the event that any of the initial shares are redeemed during such amortization period, the redemption proceeds will be reduced for any unamortized organization costs in the same proportion as the number of shares redeemed bears to the number of initial shares outstanding at the time of the redemption.

I. OTHER
The Trust accounts separately for the assets, liabilities and operations of each of the funds. Expenses directly attributable to a fund are charged to that fund, while the expenses that are attributable to the Trust are allocated among the funds based upon the relative net assets of each fund.

J. ESTIMATES
In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.

NOTE 2--FEES AND TRANSACTIONS
        WITH AFFILIATES
Deutsche Asset Management, Inc., an indirect, wholly-owned subsidiary of Deutsche Bank AG, is the Fund's Advisor. The Fund pays the Advisor an annual fee based on its average daily net assets, which is calculated daily and paid monthly at the annual rate of 0.35%.

The Advisor has voluntarily agreed to waive its fees and/or reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.45% for Class A Shares and 0.70% for Class B Shares of the average daily net assets of the Fund until April 30, 2003.

Deutsche Bank Trust Company Americas, an affiliate of the Advisor, is the Fund's custodian. The Fund pays the custodian an annual fee.

Certain officers and trustees of the Fund are also officers or directors of Deutsche Asset Management. These persons are not paid by the Fund for serving in these capacities.

NOTE 3--OTHER FEES
PFPC Inc. is the Fund's Administrator and Transfer Agent. The Fund pays the Administrator an annual fee based on its average daily net assets which is calculated daily and paid monthly.

The Fund pays the Distributor (PFPC) an annual fee, pursuant to Rule 12b-1, which is calculated daily and paid monthly at the annual rate of 0.25% of the Class B Shares average daily net assets.

--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 4--CAPITAL SHARE TRANSACTIONS
Transactions in capital shares were as follows:

                                                   Class A Shares
             ----------------------------------------------------
             For the Six Months Ended          For the Year Ended
                      June 30, 2002 1           December 31, 2001
             ------------------------  --------------------------
                 Shares        Amount       Shares         Amount
             ----------  ------------  -----------   ------------
Sold         10,784,851  $116,721,814   13,385,489   $143,500,725
Reinvested           --            --      740,568      7,864,834
Redeemed     (8,094,392)  (86,971,051)  (9,362,230)   (99,598,469)
             ----------  ------------  -----------   ------------
Net increase  2,690,459  $ 29,750,763    4,763,827   $ 51,767,090
             ==========  ============  ===========   ============

                                                   Class B Shares
                                             --------------------
                                                   For the Period
                                                 April 30, 2002 2
                                                          through
                                                  June 30, 2002 1
                                              -------------------
                                              Shares       Amount
                                              ------     --------
Sold                                          56,066     $611,390
Reinvested                                        --           --
Redeemed                                      (1,723)     (17,308)
                                              ------     --------
Net increase                                  54,343     $594,082
                                              ======     ========
--------------------------------------------------------------------------------
1 Unaudited.
2 Commencement of operations.

NOTE 5--PURCHASE AND SALE OF
        INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments, (excluding redemption in-kind transactions), other than US Government and short-term obligations, for the six months ended June 30, 2002, were $91,274,061 and $50,941,232, respectively.

At June 30, 2002, the tax basis of investments held was $183,414,768. The net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value was $15,760,714 and $25,134,301, respectively.

NOTE 6--FEDERAL INCOME TAX AND
        INVESTMENT TRANSACTIONS
At December 31, 2001, capital contributions, accumulated undistributed net investment income, and accumulated net realized gain (loss) from investments have been adjusted for current period permanent book/tax differences which arose principally from adjustments related to dividends and other non-taxable distributions received by the Fund, and reclassification of REIT dividends and REIT return of capital adjustments. These reclassifications resulted in the following increases/(decreases) in the components of net assets:

 Undistributed       Undistributed
Net Investment        Net Realized        Paid-in
        Income           Gain/Loss        Capital
--------------       -------------        -------
     $(130,544)            $53,805        $76,739

The aggregate cost of purchases and proceeds from sales of investments, other than US Government and short-term obligations, for the year ended December 31, 2001 were $96,274,061 and $50,941,230, respectively.

For federal income tax purposes, the tax basis of investments held at December 31, 2001 was $157,961,482. The aggregate gross unrealized appreciation for all investments at December 31, 2001 was $17,426,349 and the aggregate gross unrealized depreciation for all investments was $23,621,556. The difference between book basis and tax-basis unrealized appreciation/depreciation is attributable to the tax deferral of losses on wash sales.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

Distributions during the year ended December 31, 2001 and December 31, 2000 were characterized as follows for tax purposes:

Distributions paid from:           2001            2000
------------------------           ----            ----
Ordinary income              $4,674,915        $320,622
Net long term capital gains  $3,189,911        $219,030

--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

At December 31, 2001, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income              $ 1,139,136
Undistributed long term capital gains      $    84,241
Unrealized appreciation/(depreciation)     $(6,195,112)

NOTE 7--LINE OF CREDIT
The Fund participates with other affiliated entities in an unsecured revolving credit facility with a syndicate of banks in the amount of $200,000,000, which expires April 25, 2003. A commitment fee is apportioned among the participants based on their relative net assets. The Fund did not borrow during the period.

NOTE 8--FUTURES CONTRACTS
The Fund had the following open contracts at June 30, 2002:

 Type of                                          Market    Unrealized
 Future      Expiration  Contracts  Position       Value  Appreciation
 -------     ----------  ---------  --------      ------  ------------
Russell 2000  September
  Index Future     2002         25      Long  $5,791,875       $11,325

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the Statement of Assets and Liabilities. The 'market value' presented above represents the Fund's total exposure in such contracts whereas only the net unrealized appreciation/(depreciation) is reflected in the Fund's net assets.Risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments, 2) an imperfect correlation between the price of the contracts and the underlying index and 3) the possibility of an illiquid secondary market.

At June 30, 2002, the Fund pledged securities with a value of $622,250 to cover margin requirements on open futures contracts.

NOTE 9--LENDING OF SECURITIES
The Fund had the following amounts of securities out on loan at June 30, 2002:

        Market Value       Market Value    % of Portfolio
of Loaned Securities      of Collateral           on Loan
--------------------      -------------    --------------
         $17,614,550        $18,196,874             9.24%

NOTE 10--SUBSEQUENT EVENTS
Proxy Results (unaudited). At the Special Shareholder Meeting on July 30, 2002, shareholders of the Trust voted on and approved the following proposal. A description of the proposal and number of shares voted are as follows:

1. To elect the Deutsche Asset Management VIT Funds Board of Trustees.

                          Shares voted    Shares voted
   Nominees                      'For'      'Withheld'
   --------               ------------    ------------
   Richard R. Burt          63,136,581       2,870,742
   S. Leland Dill           63,234,506       2,772,817
   Martin J. Gruber         63,298,540       2,708,782
   Richard T. Hale          63,323,090       2,684,233
   Joseph R. Hardiman       63,133,287       2,874,036
   Richard J. Herring       63,341,594       2,665,729
   Graham E. Jones          63,247,688       2,759,635
   Rebecca W. Rimel         63,170,545       2,836,778
   Philip Saunders, Jr.     63,178,948       2,828,375
   William N. Searcy        63,301,734       2,705,588
   Robert H. Wadsworth      63,332,844       2,674,479

2. To approve a new investment advisory agreement between the Trust and Deutsche Asset Management, Inc.

  Shares voted         Shares voted       Shares voted
         'For'            'Against'          'Abstain'
  ------------         ------------       ------------
    60,746,943            1,664,945          3,595,434

--------------------------------------------------------------------------------

ABOUT THE FUND'S ADVISOR

Deutsche Asset Management, Inc., an indirect, wholly-owned subsidiary of Deutsche Bank AG, is the Fund's Advisor.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the United States for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Bank Securities Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' view are subject to change at any time, based on market and other conditions and should not be construed as a recommendation.




Distributed by:
PFPC Distributors, Inc.
3200 Horizon Drive
King of Prussia, PA 19406

[LOGO OMITTED]
SCUDDER
INVESTMENTS

[LOGO OMITTED]
A MEMBER OF
DEUTSCHE ASSET MANAGEMENT

This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors

VIT4SA (06/30/02)

[LOGO OMITTED]      Printed on recycled paper